Vanguard Russell 3000 Index Fund

Schedule of Investments (unaudited)
As of November 30, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)1
Consumer Discretionary (14.3%)
*	Amazon.com Inc.	19,270	34,701
	Walt Disney Co.	81,333	12,328
	Home Depot Inc.	51,332	11,319
	Comcast Corp. Class A	209,777	9,262
	Walmart Inc.	65,460	7,796
	McDonald's Corp.	35,754	6,953
*	Netflix Inc.	19,617	6,173
	Costco Wholesale Corp.	20,466	6,136
	NIKE Inc. Class B	57,450	5,371
	Starbucks Corp.	55,710	4,759
	Lowe's Cos. Inc.	36,478	4,279
*	Booking Holdings Inc.	1,974	3,759
*	Charter Communications Inc. Class A	7,429	3,492
	TJX Cos. Inc.	56,411	3,448
	Target Corp.	23,184	2,898
*	Tesla Inc.	6,540	2,158
	General Motors Co.	57,751	2,079
	Estee Lauder Cos. Inc. Class A	9,987	1,952
	Ross Stores Inc.	16,741	1,944
	Dollar General Corp.	12,075	1,900
	Marriott International Inc. Class A	12,778	1,794
	Ford Motor Co.	182,095	1,650
*	O'Reilly Automotive Inc.	3,507	1,551
	Yum! Brands Inc.	14,268	1,436
	Hilton Worldwide Holdings Inc.	13,177	1,384
*	AutoZone Inc.	1,135	1,337
	eBay Inc.	36,921	1,311
	VF Corp.	14,363	1,272
*	Lululemon Athletica Inc.	5,475	1,236
	Aptiv plc	11,984	1,125
*	Dollar Tree Inc.	10,970	1,003
	Las Vegas Sands Corp.	15,838	994
*	Chipotle Mexican Grill Inc. Class A	1,187	966
	Royal Caribbean Cruises Ltd.	8,003	961
	DR Horton Inc.	15,785	874
	Best Buy Co. Inc.	10,636	858
	Carnival Corp.	18,589	838
	Omnicom Group Inc.	10,050	799
*	Spotify Technology SA	5,482	781
	Lennar Corp. Class A	12,885	769
*	CarMax Inc.	7,741	753
	Yum China Holdings Inc.	16,901	752
	MGM Resorts International	23,541	752
	Tiffany & Co.	5,591	748
*	Burlington Stores Inc.	3,046	685
	Genuine Parts Co.	6,562	685
	Darden Restaurants Inc.	5,713	677
	Garmin Ltd.	6,732	658
	Expedia Group Inc.	6,420	653

* Roku Inc.	3,957	635
CBS Corp. Class B	15,417	623
* Ulta Beauty Inc.	2,629	615
* Liberty Broadband Corp.	4,966	593
Hasbro Inc.	5,728	583
Fox Corp. Class A	16,213	580
* NVR Inc.	150	569
Domino's Pizza Inc.	1,897	558
Wynn Resorts Ltd.	4,532	548
* Norwegian Cruise Line Holdings Ltd.	10,000	536
Tractor Supply Co.	5,552	524
* LKQ Corp.	14,304	505
Advance Auto Parts Inc.	3,199	503
* Discovery Communications Inc.	16,442	502
Aramark	11,330	494
* Henry Schein Inc.	6,932	478
PulteGroup Inc.	11,800	468
* Trade Desk Inc. Class A	1,775	467
Vail Resorts Inc.	1,877	455
Sirius XM Holdings Inc.	63,968	447
* Live Nation Entertainment Inc.	6,032	421
Fortune Brands Home & Security Inc.	6,515	412
Whirlpool Corp.	2,859	409
Viacom Inc. Class B	16,717	402
* Bright Horizons Family Solutions Inc.	2,671	402
Interpublic Group of Cos. Inc.	17,904	401
BorgWarner Inc.	9,510	400
* Mohawk Industries Inc.	2,761	385
* Liberty Media Corp-Liberty Formula One	8,390	378
* DISH Network Corp. Class A	10,960	375
* Altice USA Inc. Class A	14,539	372
Pool Corp.	1,797	371
Service Corp. International	8,249	363
Kohl's Corp.	7,603	357
Tapestry Inc.	13,266	357
* Caesars Entertainment Corp.	26,311	343
Newell Brands Inc.	17,776	342
* Liberty Media Corp-Liberty SiriusXM Class C	7,031	341
Lear Corp.	2,813	338
PVH Corp.	3,481	338
Gentex Corp.	11,805	335
Nielsen Holdings plc	16,618	325
Leggett & Platt Inc.	6,111	320
* WABCO Holdings Inc.	2,350	317
* Five Below Inc.	2,554	316
Cable One Inc.	199	305
Dunkin' Brands Group Inc.	3,841	294
* Planet Fitness Inc. Class A	3,961	293
* IAA Inc.	6,182	280
Fox Corp. Class B	7,757	271
Polaris Inc.	2,683	262
Harley-Davidson Inc.	7,186	261
Wyndham Hotels & Resorts Inc.	4,470	259
Ralph Lauren Corp. Class A	2,390	257
* Uber Technologies Inc.	8,625	255
Williams-Sonoma Inc.	3,648	253
* ServiceMaster Global Holdings Inc.	6,373	250

	Hanesbrands Inc.	16,526	249
	Toll Brothers Inc.	6,186	248
*	Wayfair Inc.	2,911	247
*	Capri Holdings Ltd.	6,652	247
*	Skechers U.S.A. Inc. Class A	6,137	247
	Marriott Vacations Worldwide Corp.	1,996	245
*	Madison Square Garden Co. Class A	869	245
	New York Times Co. Class A	7,567	244
*	Etsy Inc.	5,579	242
*	Discovery Communications Inc. Class A	7,115	234
	Brunswick Corp.	3,967	233
	News Corp. Class A	17,779	229
	H&R Block Inc.	9,356	228
	Nexstar Media Group Inc. Class A	2,089	225
*	Deckers Outdoor Corp.	1,337	225
	Macy's Inc.	14,411	221
	Carter's Inc.	2,058	213
	Churchill Downs Inc.	1,632	212
*	Chegg Inc.	5,397	209
	Foot Locker Inc.	5,088	204
	L Brands Inc.	10,645	204
*	Liberty Media Corp-Liberty SiriusXM Class A	4,128	201
*	Carvana Co. Class A	2,089	199
	Nordstrom Inc.	5,048	193
*	Grand Canyon Education Inc.	2,217	189
*	Helen of Troy Ltd.	1,167	188
*,^ Mattel Inc.		16,060	188
	Wendy's Co.	8,658	186
	Aaron's Inc.	3,137	183
*	frontdoor Inc.	3,969	180
*	Tempur Sealy International Inc.	2,105	179
	Texas Roadhouse Inc. Class A	3,068	178
	Goodyear Tire & Rubber Co.	10,861	174
*	Qurate Retail Group Inc. QVC Group Class A	17,919	170
*	SiteOne Landscape Supply Inc.	1,907	169
	Cinemark Holdings Inc.	4,984	169
	Gap Inc.	10,120	168
*	Murphy USA Inc.	1,427	168
	Steven Madden Ltd.	3,913	166
*	Under Armour Inc. Class A	8,748	165
	Lithia Motors Inc. Class A	1,027	165
*	Eldorado Resorts Inc.	3,067	164
	Six Flags Entertainment Corp.	3,711	161
*	Ollie's Bargain Outlet Holdings Inc.	2,455	161
*	RH	769	158
	Thor Industries Inc.	2,474	158
	Coty Inc. Class A	13,535	156
	TEGNA Inc.	10,092	155
*	Under Armour Inc. Class C	8,877	154
	Choice Hotels International Inc.	1,557	151
*	Floor & Decor Holdings Inc. Class A	3,152	151
	AMERCO	416	151
	Hyatt Hotels Corp. Class A	1,742	141
	Strategic Education Inc.	989	140
	TripAdvisor Inc.	4,928	140
	Dick's Sporting Goods Inc.	3,038	139
*	Hilton Grand Vacations Inc.	4,007	139

KB Home	3,981	138
Cracker Barrel Old Country Store Inc.	870	134
* Liberty Broadband Corp. Class A	1,114	132
KAR Auction Services Inc.	6,185	131
Extended Stay America Inc.	8,779	130
* Cimpress NV	1,009	129
* AutoNation Inc.	2,507	128
World Wrestling Entertainment Inc. Class A	2,056	128
Columbia Sportswear Co.	1,376	127
Wolverine World Wide Inc.	3,914	126
* BJ's Wholesale Club Holdings Inc.	5,185	123
Graham Holdings Co. Class B	194	123
* Visteon Corp.	1,298	121
LCI Industries	1,136	121
* Penn National Gaming Inc.	5,134	118
* Taylor Morrison Home Corp. Class A	4,878	113
* Fox Factory Holding Corp.	1,716	113
American Eagle Outfitters Inc.	7,517	113
* Meritage Homes Corp.	1,679	112
Monro Inc.	1,518	111
Dana Inc.	6,570	111
Wingstop Inc.	1,364	109
Boyd Gaming Corp.	3,707	109
* National Vision Holdings Inc.	3,567	108
* TRI Pointe Group Inc.	6,633	103
* Sally Beauty Holdings Inc.	5,544	102
* Asbury Automotive Group Inc.	909	101
Sinclair Broadcast Group Inc. Class A	2,861	100
* Crocs Inc.	2,844	99
Bloomin' Brands Inc.	4,054	98
John Wiley & Sons Inc. Class A	2,044	97
Jack in the Box Inc.	1,202	95
* WW International Inc.	2,182	94
* Dorman Products Inc.	1,252	93
* Meritor Inc.	3,637	92
MDC Holdings Inc.	2,310	91
* Adtalem Global Education Inc.	2,653	89
* Adient plc	4,092	89
* Liberty Media Corp-Liberty Formula One Class A	2,060	89
Callaway Golf Co.	4,258	88
* Liberty Latin America Ltd.	4,930	88
* Gray Television Inc.	4,267	86
* Laureate Education Inc. Class A	4,920	85
* Instructure Inc.	1,591	85
Cheesecake Factory Inc.	1,935	84
* Shake Shack Inc. Class A	1,345	83
Bed Bath & Beyond Inc.	5,707	83
Group 1 Automotive Inc.	806	83
* Urban Outfitters Inc.	3,214	82
* Avis Budget Group Inc.	2,756	82
* Cavco Industries Inc.	406	81
* American Woodmark Corp.	788	81
Penske Automotive Group Inc.	1,591	80
* Skyline Champion Corp.	2,387	79
PriceSmart Inc.	1,044	78
News Corp. Class B	5,847	77
Brinker International Inc.	1,698	76

* AMC Networks Inc. Class A	1,965	76
* Lyft Inc. Class A	1,534	75
Red Rock Resorts Inc. Class A	3,150	74
* Fitbit Inc. Class A	10,432	73
Kontoor Brands Inc.	2,024	73
* Hertz Global Holdings Inc.	4,590	71
* Scientific Games Corp.	2,551	70
Winnebago Industries Inc.	1,454	69
* Stamps.com Inc.	788	69
Dave & Buster's Entertainment Inc.	1,697	68
Cooper Tire & Rubber Co.	2,341	67
* LGI Homes Inc.	932	67
International Game Technology plc	4,484	67
* SeaWorld Entertainment Inc.	2,247	66
Meredith Corp.	1,866	65
Papa John's International Inc.	1,032	65
* YETI Holdings Inc.	2,046	65
La-Z-Boy Inc.	2,036	64
* 2U Inc.	2,577	64
* Sleep Number Corp.	1,322	64
Dine Brands Global Inc.	764	63
* Gentherm Inc.	1,504	63
* G-III Apparel Group Ltd.	2,028	60
Rent-A-Center Inc.	2,302	60
Viad Corp.	929	58
Office Depot Inc.	25,704	57
Inter Parfums Inc.	807	57
Oxford Industries Inc.	753	56
Core-Mark Holding Co. Inc.	2,073	56
Matthews International Corp. Class A	1,447	56
* M/I Homes Inc.	1,248	55
* Career Education Corp.	3,266	54
* IMAX Corp.	2,502	54
Scholastic Corp.	1,424	53
Children's Place Inc.	724	52
* American Axle & Manufacturing Holdings Inc.	5,267	52
* Boot Barn Holdings Inc.	1,286	51
* Denny's Corp.	2,615	51
Acushnet Holdings Corp.	1,681	51
Standard Motor Products Inc.	989	50
Abercrombie & Fitch Co.	3,079	49
Designer Brands Inc. Class A	2,955	49
Interface Inc. Class A	2,786	47
* Liberty Media Corp-Liberty Braves Class C	1,614	46
* Sonos Inc.	3,270	45
Signet Jewelers Ltd.	2,465	45
* Stitch Fix Inc. Class A	1,917	45
* Central Garden & Pet Co.	1,691	45
* MSG Networks Inc.	2,735	44
* Liberty Latin America Ltd. Class A	2,481	44
Guess? Inc.	2,289	44
Lennar Corp. Class B	919	43
Caleres Inc.	1,971	43
* Lions Gate Entertainment Corp. Class B	4,924	43
BJ's Restaurants Inc.	994	41
* Cars.com Inc.	3,051	41
* Malibu Boats Inc. Class A	1,013	40

Big Lots Inc.	1,902	40
Buckle Inc.	1,379	38
EW Scripps Co. Class A	2,528	38
* Stoneridge Inc.	1,247	38
* Shutterstock Inc.	899	37
* HealthStream Inc.	1,277	37
Sturm Ruger & Co. Inc.	815	37
Dillard's Inc. Class A	509	37
* Quotient Technology Inc.	3,433	36
Sonic Automotive Inc. Class A	1,092	36
* Universal Electronics Inc.	633	35
* Century Communities Inc.	1,228	35
Marcus Corp.	1,098	35
* Cardlytics Inc.	616	35
Gannett Co. Inc.	5,491	35
* K12 Inc.	1,749	34
* OneSpaWorld Holdings Ltd.	2,075	34
* Michaels Cos. Inc.	4,037	33
* America's Car-Mart Inc.	300	33
* William Lyon Homes Class A	1,528	32
* QuinStreet Inc.	2,022	32
Ruth's Hospitality Group Inc.	1,298	30
Tenneco Inc. Class A	2,412	30
* Zumiez Inc.	986	29
* Houghton Mifflin Harcourt Co.	4,943	29
Chico's FAS Inc.	5,911	28
^ GameStop Corp. Class A	4,332	27
* Genesco Inc.	731	27
* Lions Gate Entertainment Corp. Class A	2,821	26
Entercom Communications Corp. Class A	5,480	26
* Liberty TripAdvisor Holdings Inc. Class A	3,517	24
* Hudson Ltd. Class A	1,743	24
* GoPro Inc. Class A	5,781	23
* American Outdoor Brands Corp.	2,661	23
* Monarch Casino & Resort Inc.	510	23
* Hibbett Sports Inc.	780	22
* Chuy's Holdings Inc.	762	22
* Beazer Homes USA Inc.	1,425	22
* elf Beauty Inc.	1,317	22
Twin River Worldwide Holdings Inc.	896	22
* Vista Outdoor Inc.	2,619	22
National Presto Industries Inc.	241	21
* Regis Corp.	1,323	21
* Cooper-Standard Holdings Inc.	747	21
^ AMC Entertainment Holdings Inc. Class A	2,586	21
* Conn's Inc.	963	21
Cato Corp. Class A	1,098	21
Tupperware Brands Corp.	2,357	20
Carriage Services Inc. Class A	812	20
Winmark Corp.	110	19
National CineMedia Inc.	2,831	19
Ethan Allen Interiors Inc.	1,055	19
* At Home Group Inc.	2,136	18
* MarineMax Inc.	1,097	18
* Central European Media Enterprises Ltd. Class A	3,967	18
Camping World Holdings Inc. Class A	1,468	18
* Lindblad Expeditions Holdings Inc.	1,104	17

	Haverty Furniture Cos. Inc.	843	17
*	Central Garden & Pet Co. Class A	674	17
*	Daily Journal Corp.	59	17
*	Motorcar Parts of America Inc.	855	17
*	American Public Education Inc.	672	17
*	Sportsman's Warehouse Holdings Inc.	2,251	16
	Shoe Carnival Inc.	462	16
*,^ JC Penney Co. Inc.		14,408	16
*	El Pollo Loco Holdings Inc.	986	16
*	Fossil Group Inc.	2,115	16
*	1-800-Flowers.com Inc. Class A	1,174	16
*	Red Robin Gourmet Burgers Inc.	573	16
	Clarus Corp.	1,236	16
*	Franklin Covey Co.	415	15
*	Golden Entertainment Inc.	831	15
*	MasterCraft Boat Holdings Inc.	868	14
*	Green Brick Partners Inc.	1,257	14
*	Rosetta Stone Inc.	913	14
*	RealReal Inc.	807	14
	Johnson Outdoors Inc. Class A	212	14
	Movado Group Inc.	690	13
	Citi Trends Inc.	624	13
*	Carrols Restaurant Group Inc.	1,595	13
*	Cumulus Media Inc. Class A	724	13
	Hooker Furniture Corp.	521	12
*	Liberty Media Corp-Liberty Braves Class A	433	12
*	Drive Shack Inc.	3,139	12
	Tailored Brands Inc.	2,267	12
*	Lumber Liquidators Holdings Inc.	1,340	12
*	Century Casinos Inc.	1,431	12
*	Care.com Inc.	924	12
*	Funko Inc. Class A	807	12
*	Vera Bradley Inc.	1,033	11
	Tilly's Inc. Class A	1,153	11
*	Select Interior Concepts Inc. Class A	1,072	11
*	Express Inc.	2,792	11
	Emerald Expositions Events Inc.	1,078	11
*	Del Taco Restaurants Inc.	1,417	11
*	Barnes & Noble Education Inc.	2,104	11
	Nathan's Famous Inc.	141	11
*	Fiesta Restaurant Group Inc.	999	10
*	Habit Restaurants Inc. Class A	928	10
*	ZAGG Inc.	1,275	10
	Tribune Publishing Co.	780	10
*	Boston Omaha Corp. Class A	444	9
*,^ Overstock.com Inc.		1,236	9
	Collectors Universe Inc.	344	9
*	Eros International plc	3,379	9
*,^ Revlon Inc. Class A		358	9
	Entravision Communications Corp. Class A	3,094	9
*	WideOpenWest Inc.	1,379	8
*	Delta Apparel Inc.	302	8
	Rocky Brands Inc.	296	8
	RCI Hospitality Holdings Inc.	442	8
	Bassett Furniture Industries Inc.	497	8
*	Noodles & Co. Class A	1,193	8
*	Hemisphere Media Group Inc. Class A	535	7

Escalade Inc.	638	7
Superior Group of Cos. Inc.	523	7
* Marchex Inc. Class B	1,711	7
* Lands' End Inc.	541	6
* MDC Partners Inc. Class A	2,668	6
Flexsteel Industries Inc.	338	6
* Lovesac Co.	402	6
* Lee Enterprises Inc.	3,143	6
* Potbelly Corp.	1,204	6
* J Alexander's Holdings Inc.	582	6
Hamilton Beach Brands Holding Co. Class A	282	6
* Clear Channel Outdoor Holdings Inc.	2,225	6
* Vince Holding Corp.	231	5
Marine Products Corp.	326	5
* Party City Holdco Inc.	2,350	5
* Kura Sushi USA Inc. Class A	174	5
* Biglari Holdings Inc. Class B	37	4
Saga Communications Inc. Class A	130	4
* Duluth Holdings Inc.	427	4
* Peloton Interactive Inc. Class A	111	4
* Red Lion Hotels Corp.	1,114	4
* Centric Brands Inc.	1,257	4
* Ascena Retail Group Inc.	7,864	4
* Youngevity International Inc.	676	3
* LiveXLive Media Inc.	1,466	3
* Fluent Inc.	1,630	3
* RTW RetailWinds Inc.	1,790	2
J. Jill Inc.	702	1
Lifetime Brands Inc.	172	1
* Waitr Holdings Inc.	1,977	1
* Legacy Housing Corp.	35	1
* DISH Network Corp. Class A Rights Exp. 12/09/2019	593	—
		207,352
Consumer Staples (5.7%)
Procter & Gamble Co.	115,191	14,060
Coca-Cola Co.	178,708	9,543
PepsiCo Inc.	65,290	8,868
Philip Morris International Inc.	72,415	6,005
CVS Health Corp.	60,450	4,550
Altria Group Inc.	87,181	4,333
Mondelez International Inc. Class A	66,229	3,480
Colgate-Palmolive Co.	39,133	2,654
Kimberly-Clark Corp.	15,883	2,165
Walgreens Boots Alliance Inc.	35,478	2,114
Sysco Corp.	22,180	1,787
General Mills Inc.	27,865	1,486
Constellation Brands Inc. Class A	7,373	1,372
Tyson Foods Inc. Class A	13,373	1,202
Archer-Daniels-Midland Co.	25,904	1,112
* Monster Beverage Corp.	17,966	1,075
Kroger Co.	36,921	1,009
Hershey Co.	6,711	994
McCormick & Co. Inc.	5,700	965
Corteva Inc.	34,909	908
Kraft Heinz Co.	29,075	887
Clorox Co.	5,840	866
Church & Dwight Co. Inc.	11,412	802

Kellogg Co.	11,432	744
Conagra Brands Inc.	22,514	650
Hormel Foods Corp.	12,978	578
Lamb Weston Holdings Inc.	6,816	572
Brown-Forman Corp. Class B	8,068	547
JM Smucker Co.	5,090	535
Molson Coors Brewing Co. Class B	8,113	410
* US Foods Holding Corp.	10,158	404
Campbell Soup Co.	7,740	360
Bunge Ltd.	6,431	343
* Post Holdings Inc.	2,986	315
Keurig Dr Pepper Inc.	9,565	296
Casey's General Stores Inc.	1,681	292
Ingredion Inc.	3,074	256
* Performance Food Group Co.	4,771	225
* Herbalife Nutrition Ltd.	4,770	218
Flowers Foods Inc.	9,043	195
Sanderson Farms Inc.	922	153
* Boston Beer Co. Inc. Class A	389	149
Energizer Holdings Inc.	2,948	147
Lancaster Colony Corp.	875	138
Brown-Forman Corp. Class A	2,055	131
J&J Snack Foods Corp.	701	130
* TreeHouse Foods Inc.	2,599	127
WD-40 Co.	638	123
Spectrum Brands Holdings Inc.	1,961	123
* Sprouts Farmers Market Inc.	5,508	109
* Hain Celestial Group Inc.	4,267	105
* Simply Good Foods Co.	3,794	105
Nu Skin Enterprises Inc. Class A	2,582	99
* Freshpet Inc.	1,617	87
* Edgewell Personal Care Co.	2,492	78
* Pilgrim's Pride Corp.	2,445	77
* Hostess Brands Inc. Class A	5,332	72
Vector Group Ltd.	5,251	71
Calavo Growers Inc.	759	68
Cal-Maine Foods Inc.	1,424	62
Coca-Cola Consolidated Inc.	218	59
Universal Corp.	1,123	59
* Beyond Meat Inc.	617	51
B&G Foods Inc.	3,009	50
Seaboard Corp.	12	49
* Grocery Outlet Holding Corp.	1,478	49
Fresh Del Monte Produce Inc.	1,453	47
Medifast Inc.	535	47
* USANA Health Sciences Inc.	600	44
* Chefs' Warehouse Inc.	1,172	42
John B Sanfilippo & Son Inc.	395	39
Andersons Inc.	1,539	36
Ingles Markets Inc. Class A	679	30
MGP Ingredients Inc.	616	28
* National Beverage Corp.	566	28
Tootsie Roll Industries Inc.	750	26
SpartanNash Co.	1,612	23
PetMed Express Inc.	985	22
^ Rite Aid Corp.	2,439	22
* United Natural Foods Inc.	2,355	21

	Weis Markets Inc.	433	17
*	Primo Water Corp.	1,550	16
*	Diplomat Pharmacy Inc.	2,565	13
	Limoneira Co.	661	13
*	GNC Holdings Inc. Class A	3,872	11
*	Lifevantage Corp.	754	11
*	Seneca Foods Corp. Class A	280	11
	Turning Point Brands Inc.	373	10
	Village Super Market Inc. Class A	353	10
*	HF Foods Group Inc.	321	9
*	Craft Brew Alliance Inc.	493	8
*	Farmer Brothers Co.	505	8
*,^ New Age Beverages Corp.		2,986	6
	Alico Inc.	182	6
*	22nd Century Group Inc.	5,198	5
	Natural Grocers by Vitamin Cottage Inc.	516	5
*	Pyxus International Inc.	383	3
*	Bridgford Foods Corp.	96	3
*	cbdMD Inc.	790	3
			82,271
Energy (3.9%)
	Exxon Mobil Corp.	197,272	13,440
	Chevron Corp.	88,840	10,406
	ConocoPhillips	51,746	3,102
	Phillips 66	20,874	2,395
	Schlumberger Ltd.	64,603	2,339
	EOG Resources Inc.	26,997	1,914
	Marathon Petroleum Corp.	30,553	1,853
	Valero Energy Corp.	19,375	1,850
	Kinder Morgan Inc.	90,980	1,784
	Occidental Petroleum Corp.	41,676	1,607
	ONEOK Inc.	19,141	1,360
	Williams Cos. Inc.	56,486	1,283
	Pioneer Natural Resources Co.	7,782	995
	Halliburton Co.	40,581	852
	Hess Corp.	12,535	778
	Concho Resources Inc.	9,284	674
	Baker Hughes Co. Class A	29,430	660
*	Cheniere Energy Inc.	10,805	654
	Diamondback Energy Inc.	7,624	590
	Noble Energy Inc.	21,982	456
	Marathon Oil Corp.	37,161	433
	National Oilwell Varco Inc.	18,065	407
	Devon Energy Corp.	18,601	407
	Targa Resources Corp.	10,696	391
	Apache Corp.	17,422	388
	HollyFrontier Corp.	7,096	366
	Cabot Oil & Gas Corp.	19,027	303
	Cimarex Energy Co.	4,675	215
*	First Solar Inc.	3,849	213
	Valvoline Inc.	8,782	199
	Helmerich & Payne Inc.	4,971	197
*	WPX Energy Inc.	19,600	193
	Parsley Energy Inc. Class A	12,571	188
	PBF Energy Inc. Class A	5,575	175
	Murphy Oil Corp.	7,201	166
*	Transocean Ltd.	27,187	135

	World Fuel Services Corp.	2,999	127
	Continental Resources Inc.	4,074	126
	Delek US Holdings Inc.	3,497	120
	EQT Corp.	11,933	104
	Kosmos Energy Ltd.	16,949	101
	Equitrans Midstream Corp.	9,520	95
*	Enphase Energy Inc.	4,298	94
*	Apergy Corp.	3,548	91
	Arcosa Inc.	2,273	89
	Patterson-UTI Energy Inc.	9,386	84
*	Matador Resources Co.	5,177	73
*	Sunrun Inc.	5,148	72
*	Dril-Quip Inc.	1,685	71
*	PDC Energy Inc.	2,945	67
	Cactus Inc. Class A	2,209	67
*	Oceaneering International Inc.	4,699	63
*	CNX Resources Corp.	8,705	60
	CVR Energy Inc.	1,354	59
	Golar LNG Ltd.	4,323	56
	Arch Coal Inc. Class A	756	56
*	NOW Inc.	4,945	55
	SemGroup Corp. Class A	3,606	55
*	Helix Energy Solutions Group Inc.	6,386	53
	TerraForm Power Inc. Class A	3,366	52
*	Magnolia Oil & Gas Corp. Class A	4,630	50
	Warrior Met Coal Inc.	2,358	48
	Antero Midstream Corp.	10,546	48
	Archrock Inc.	5,739	48
*	Southwestern Energy Co.	25,565	47
*	Oil States International Inc.	2,811	45
	SM Energy Co.	5,109	43
*	Par Pacific Holdings Inc.	1,583	39
*	SRC Energy Inc.	11,006	39
*	Callon Petroleum Co.	10,464	38
*,^ Chesapeake Energy Corp.		61,967	37
	NexTier Oilfield Solutions Inc.	7,571	36
	QEP Resources Inc.	10,993	36
*	Oasis Petroleum Inc.	14,305	34
	Nabors Industries Ltd.	15,773	33
	Range Resources Corp.	9,203	32
*,^ Tellurian Inc.		4,378	32
	Peabody Energy Corp.	3,232	31
*	ProPetro Holding Corp.	3,550	31
	DMC Global Inc.	627	29
*	Renewable Energy Group Inc.	1,662	28
*	Matrix Service Co.	1,344	28
	Green Plains Inc.	1,831	28
*	Centennial Resource Development Inc.Class A	8,960	28
*	Carrizo Oil & Gas Inc.	4,216	27
*	REX American Resources Corp.	283	26
*	Newpark Resources Inc.	4,225	25
*	Frank's International NV	4,841	25
*	Antero Resources Corp.	11,875	24
	Berry Petroleum Corp.	2,941	23
*	Northern Oil and Gas Inc.	13,050	23
*	TPI Composites Inc.	1,280	23
*	Talos Energy Inc.	965	22

	Liberty Oilfield Services Inc. Class A	2,414	21
*	Denbury Resources Inc.	21,591	21
*	SunPower Corp.	2,814	21
*	Jagged Peak Energy Inc.	3,130	21
*	Select Energy Services Inc. Class A	2,683	21
*	W&T Offshore Inc.	4,405	19
*	Laredo Petroleum Inc.	8,416	18
*	Whiting Petroleum Corp.	3,958	18
*	Gulfport Energy Corp.	7,558	18
*	National Energy Services Reunited Corp.	1,956	18
*	Diamond Offshore Drilling Inc.	3,104	18
*,^ Bloom Energy Corp. Class A		2,676	17
	SunCoke Energy Inc.	3,396	17
*	Ameresco Inc. Class A	982	16
	Solaris Oilfield Infrastructure Inc. Class A	1,418	15
*	CONSOL Energy Inc.	1,183	15
*	California Resources Corp.	2,305	15
	Brigham Minerals Inc.	773	15
*	Bonanza Creek Energy Inc.	855	15
*	Penn Virginia Corp.	575	14
*	Vivint Solar Inc.	1,838	14
*	Clean Energy Fuels Corp.	6,243	12
*	Noble Corp. plc	11,307	12
*	SEACOR Marine Holdings Inc.	1,002	12
	Falcon Minerals Corp.	1,756	11
*	Era Group Inc.	1,082	10
	RPC Inc.	2,494	10
*	Trecora Resources	1,205	9
	Panhandle Oil and Gas Inc. Class A	769	9
*	Geospace Technologies Corp.	584	8
*	Exterran Corp.	1,475	8
*	Parker Drilling Co.	413	8
*	TETRA Technologies Inc.	6,286	8
	Evolution Petroleum Corp.	1,382	7
*,^ McDermott International Inc.		8,439	7
*	Sunnova Energy International Inc.	619	6
*	Contura Energy Inc.	892	6
*	Natural Gas Services Group Inc.	536	6
*,^ Extraction Oil & Gas Inc.		3,888	6
*	Ring Energy Inc.	2,825	5
*	Altus Midstream Co. Class A	2,733	5
*	HighPoint Resources Corp.	4,191	5
*	KLX Energy Services Holdings Inc.	912	5
*	Earthstone Energy Inc. Class A	958	4
*	Comstock Resources Inc.	667	4
*	Forum Energy Technologies Inc.	3,213	4
*	PrimeEnergy Resources Corp.	28	4
*	Pacific Drilling SA	1,431	4
*	NextDecade Corp.	615	4
*	Covia Holdings Corp.	2,528	4
*	Montage Resources Corp.	721	4
*	Seadrill Ltd.	3,015	3
*	Nine Energy Service Inc.	593	3
	Amplify Energy Corp.	531	3
*	SilverBow Resources Inc.	323	3
*	Smart Sand Inc.	1,083	3
*	Independence Contract Drilling Inc.	2,720	2

* Abraxas Petroleum Corp.	7,765	2
* Unit Corp.	2,131	2
* FTS International Inc.	1,514	2
* Roan Resources Inc.	1,033	2
* US Well Services Inc.	660	1
		56,964
Financial Services (21.1%)
* Berkshire Hathaway Inc. Class B	91,192	20,090
JPMorgan Chase & Co.	148,123	19,517
Visa Inc. Class A	81,047	14,954
Bank of America Corp.	392,212	13,069
Mastercard Inc. Class A	41,805	12,217
Wells Fargo & Co.	184,963	10,073
Citigroup Inc.	105,120	7,897
* PayPal Holdings Inc.	54,715	5,910
American Tower Corp.	20,481	4,384
US Bancorp	66,584	3,997
Fidelity National Information Services Inc.	28,388	3,922
American Express Co.	31,832	3,824
CME Group Inc.	16,499	3,345
Goldman Sachs Group Inc.	15,065	3,335
Chubb Ltd.	21,229	3,216
PNC Financial Services Group Inc.	20,667	3,166
* Fiserv Inc.	26,245	3,051
S&P Global Inc.	11,450	3,030
Morgan Stanley	55,306	2,737
BlackRock Inc.	5,510	2,727
Charles Schwab Corp.	54,526	2,699
Prologis Inc.	29,273	2,680
Crown Castle International Corp.	19,321	2,582
Marsh & McLennan Cos. Inc.	23,605	2,551
Global Payments Inc.	13,842	2,507
Intercontinental Exchange Inc.	25,943	2,443
Aon plc	10,888	2,217
Equinix Inc.	3,901	2,211
Capital One Financial Corp.	21,839	2,184
Simon Property Group Inc.	14,317	2,165
American International Group Inc.	40,511	2,133
Progressive Corp.	27,115	1,981
BB&T Corp.	35,438	1,939
Bank of New York Mellon Corp.	39,072	1,913
Aflac Inc.	34,394	1,886
MetLife Inc.	36,838	1,839
Prudential Financial Inc.	18,901	1,770
Moody's Corp.	7,655	1,735
Allstate Corp.	15,317	1,706
Travelers Cos. Inc.	12,195	1,667
Welltower Inc.	18,909	1,599
SunTrust Banks Inc.	20,733	1,469
Public Storage	6,903	1,454
Equity Residential	17,085	1,454
AvalonBay Communities Inc.	6,498	1,393
T. Rowe Price Group Inc.	10,726	1,325
State Street Corp.	17,333	1,302
Discover Financial Services	14,822	1,258
SBA Communications Corp. Class A	5,221	1,235
* FleetCor Technologies Inc.	3,979	1,221

Willis Towers Watson plc	5,993	1,177
Digital Realty Trust Inc.	9,671	1,170
Synchrony Financial	30,599	1,145
Realty Income Corp.	14,884	1,141
* Square Inc.	15,757	1,089
Hartford Financial Services Group Inc.	16,766	1,037
Fifth Third Bancorp	34,257	1,034
M&T Bank Corp.	6,234	1,027
Weyerhaeuser Co.	34,780	1,026
Ventas Inc.	17,338	1,011
Boston Properties Inc.	7,206	998
Ameriprise Financial Inc.	6,059	993
MSCI Inc. Class A	3,818	990
Northern Trust Corp.	9,225	989
Essex Property Trust Inc.	3,051	952
KeyCorp	46,826	908
* CBRE Group Inc. Class A	15,521	885
First Republic Bank	7,773	854
Alexandria Real Estate Equities Inc.	5,196	844
Citizens Financial Group Inc.	20,853	802
Healthpeak Properties Inc.	22,909	799
Arthur J Gallagher & Co.	8,530	796
Equifax Inc.	5,614	784
Regions Financial Corp.	46,540	774
Invitation Homes Inc.	24,956	762
Cincinnati Financial Corp.	7,078	758
TransUnion	8,733	754
* Arch Capital Group Ltd.	17,884	751
Huntington Bancshares Inc.	48,597	724
Mid-America Apartment Communities Inc.	5,313	723
* Markel Corp.	632	718
Principal Financial Group Inc.	12,925	712
MarketAxess Holdings Inc.	1,709	690
Sun Communities Inc.	4,114	678
WP Carey Inc.	7,898	659
Broadridge Financial Solutions Inc.	5,310	657
TD Ameritrade Holding Corp.	12,654	656
UDR Inc.	13,575	652
Annaly Capital Management Inc.	68,403	638
Loews Corp.	12,311	627
Cboe Global Markets Inc.	5,144	612
Extra Space Storage Inc.	5,740	609
Equity LifeStyle Properties Inc.	8,036	595
Host Hotels & Resorts Inc.	33,570	587
Duke Realty Corp.	16,656	586
Fidelity National Financial Inc.	12,230	583
Ally Financial Inc.	18,179	579
Nasdaq Inc.	5,424	568
* SVB Financial Group	2,418	560
Lincoln National Corp.	9,295	549
Jack Henry & Associates Inc.	3,583	544
VICI Properties Inc.	21,383	529
Western Union Co.	19,666	529
Raymond James Financial Inc.	5,783	519
Globe Life Inc.	5,047	519
Vornado Realty Trust	8,005	517
* Alleghany Corp.	651	508

Everest Re Group Ltd.	1,858	504
Regency Centers Corp.	7,700	501
E*TRADE Financial Corp.	11,097	492
Comerica Inc.	6,927	488
* Fair Isaac Corp.	1,320	485
Camden Property Trust	4,350	485
Reinsurance Group of America Inc. Class A	2,917	483
AXA Equitable Holdings Inc.	19,270	477
VEREIT Inc.	48,772	476
Medical Properties Trust Inc.	22,796	473
WR Berkley Corp.	6,716	457
Federal Realty Investment Trust	3,445	455
FactSet Research Systems Inc.	1,729	449
Liberty Property Trust	7,180	442
AGNC Investment Corp.	25,449	441
Iron Mountain Inc.	13,278	426
National Retail Properties Inc.	7,546	421
Omega Healthcare Investors Inc.	9,862	414
Brown & Brown Inc.	10,854	410
* WEX Inc.	2,014	405
Zions Bancorp NA	8,115	404
Kimco Realty Corp.	18,585	402
Gaming and Leisure Properties Inc.	9,395	396
STORE Capital Corp.	9,707	395
Jones Lang LaSalle Inc.	2,361	393
SEI Investments Co.	5,999	387
Kilroy Realty Corp.	4,609	384
Voya Financial Inc.	6,507	379
RenaissanceRe Holdings Ltd.	2,008	378
American Financial Group Inc.	3,425	376
Assurant Inc.	2,819	375
* Euronet Worldwide Inc.	2,334	367
Apartment Investment & Management Co.	6,801	366
Franklin Resources Inc.	13,165	362
LPL Financial Holdings Inc.	3,777	349
Douglas Emmett Inc.	7,706	340
People's United Financial Inc.	20,457	338
Americold Realty Trust	8,808	331
Lamar Advertising Co. Class A	3,971	331
SL Green Realty Corp.	3,834	327
Invesco Ltd.	18,441	324
CyrusOne Inc.	5,181	323
American Homes 4 Rent Class A	11,947	319
First American Financial Corp.	5,012	319
Commerce Bancshares Inc.	4,630	310
Signature Bank	2,513	310
East West Bancorp Inc.	6,731	308
Starwood Property Trust Inc.	12,510	306
* Athene Holding Ltd. Class A	6,807	306
American Campus Communities Inc.	6,366	306
TCF Financial Corp.	7,153	304
New Residential Investment Corp.	19,399	301
Unum Group	9,749	300
Prosperity Bancshares Inc.	4,264	300
Brixmor Property Group Inc.	13,591	298
Old Republic International Corp.	13,069	295
Healthcare Trust of America Inc. Class A	9,380	285

Cousins Properties Inc.	6,820	276
CubeSmart	8,932	275
Synovus Financial Corp.	6,890	262
Primerica Inc.	1,950	261
Park Hotels & Resorts Inc.	10,938	259
Jefferies Financial Group Inc.	12,368	258
Hudson Pacific Properties Inc.	7,093	254
EPR Properties	3,579	254
New York Community Bancorp Inc.	21,075	251
Cullen/Frost Bankers Inc.	2,637	247
Eaton Vance Corp.	5,223	246
Radian Group Inc.	9,487	245
Popular Inc.	4,425	245
Hanover Insurance Group Inc.	1,799	245
Essent Group Ltd.	4,469	244
First Industrial Realty Trust Inc.	5,704	243
Rexford Industrial Realty Inc.	5,005	240
MGIC Investment Corp.	16,488	238
Western Alliance Bancorp	4,516	236
First Horizon National Corp.	14,471	233
Life Storage Inc.	2,123	233
* Zillow Group Inc.	5,916	232
Highwoods Properties Inc.	4,760	231
EastGroup Properties Inc.	1,686	230
JBG SMITH Properties	5,715	228
Axis Capital Holdings Ltd.	3,792	224
Assured Guaranty Ltd.	4,504	224
Kemper Corp.	2,941	217
Pinnacle Financial Partners Inc.	3,497	215
Spirit Realty Capital Inc.	4,091	214
* Brighthouse Financial Inc.	5,208	214
Blackstone Mortgage Trust Inc. Class A	5,724	210
* Credit Acceptance Corp.	487	210
First Financial Bankshares Inc.	6,049	209
Webster Financial Corp.	4,272	208
* Howard Hughes Corp.	1,877	207
Wyndham Destinations Inc.	4,250	206
PacWest Bancorp	5,493	205
Alliance Data Systems Corp.	1,883	201
CIT Group Inc.	4,420	201
Affiliated Managers Group Inc.	2,356	201
Healthcare Realty Trust Inc.	5,933	197
Stifel Financial Corp.	3,139	196
Sabra Health Care REIT Inc.	8,785	196
Erie Indemnity Co. Class A	1,151	195
Sterling Bancorp	9,442	193
CoreSite Realty Corp.	1,685	191
Janus Henderson Group plc	7,513	191
Ryman Hospitality Properties Inc.	2,136	191
Lazard Ltd. Class A	4,841	187
Rayonier Inc.	6,054	185
FNB Corp.	14,915	185
Equity Commonwealth	5,569	183
Two Harbors Investment Corp.	12,570	183
Macerich Co.	6,613	178
Wintrust Financial Corp.	2,622	178
Weingarten Realty Investors	5,587	178

STAG Industrial Inc.	5,735	178
First Hawaiian Inc.	6,207	177
Service Properties Trust	7,580	177
IBERIABANK Corp.	2,418	176
Glacier Bancorp Inc.	4,020	176
Chimera Investment Corp.	8,623	176
Selective Insurance Group Inc.	2,644	175
First Citizens BancShares Inc. Class A	335	174
Terreno Realty Corp.	2,992	173
United Bankshares Inc.	4,524	171
Valley National Bancorp	14,789	171
Hancock Whitney Corp.	4,196	170
SLM Corp.	19,913	170
RLI Corp.	1,859	170
Bank of Hawaii Corp.	1,876	169
Bank OZK	5,684	169
Interactive Brokers Group Inc.	3,480	168
Umpqua Holdings Corp.	10,271	168
Outfront Media Inc.	6,669	167
Physicians Realty Trust	8,607	165
PS Business Parks Inc.	929	164
MFA Financial Inc.	20,887	160
Associated Banc-Corp	7,458	160
FirstCash Inc.	1,967	159
Apple Hospitality REIT Inc.	9,755	159
Pebblebrook Hotel Trust	6,054	159
Community Bank System Inc.	2,319	157
White Mountains Insurance Group Ltd.	142	157
Legg Mason Inc.	4,007	157
National Health Investors Inc.	1,929	156
* CoreLogic Inc.	3,759	156
BankUnited Inc.	4,388	154
Corporate Office Properties Trust	5,235	153
Federated Investors Inc. Class B	4,474	150
Sunstone Hotel Investors Inc.	10,450	146
CenterState Bank Corp.	5,721	145
Morningstar Inc.	918	144
Old National Bancorp	7,967	144
Atlantic Union Bankshares Corp.	3,794	143
Agree Realty Corp.	1,910	143
UMB Financial Corp.	2,064	139
Retail Properties of America Inc.	9,736	139
Evercore Inc. Class A	1,788	138
RLJ Lodging Trust	8,036	137
* Texas Capital Bancshares Inc.	2,360	136
Home BancShares Inc.	7,236	136
Navient Corp.	9,485	136
BancorpSouth Bank	4,372	136
QTS Realty Trust Inc. Class A	2,552	135
Washington Federal Inc.	3,676	135
PotlatchDeltic Corp.	3,087	134
CVB Financial Corp.	6,184	132
Cathay General Bancorp	3,571	131
South State Corp.	1,577	131
Apollo Commercial Real Estate Finance Inc.	7,179	131
OneMain Holdings Inc.	3,041	131
Independent Bank Corp.	1,551	131

Columbia Banking System Inc.	3,323	130
* LendingTree Inc.	360	130
Kennedy-Wilson Holdings Inc.	5,734	130
Investors Bancorp Inc.	10,735	129
Piedmont Office Realty Trust Inc. Class A	5,834	129
Paramount Group Inc.	9,436	128
CNO Financial Group Inc.	7,037	128
Fulton Financial Corp.	7,373	127
Brandywine Realty Trust	8,174	126
Ameris Bancorp	2,854	125
BOK Financial Corp.	1,486	124
* American Equity Investment Life Holding Co.	4,155	123
* Cannae Holdings Inc.	3,160	118
Lexington Realty Trust Class B	10,609	118
Washington REIT	3,753	117
Santander Consumer USA Holdings Inc.	4,850	114
United Community Banks Inc.	3,664	114
Columbia Property Trust Inc.	5,371	112
Xenia Hotels & Resorts Inc.	5,288	111
Urban Edge Properties	5,354	111
First Financial Bancorp	4,553	111
International Bancshares Corp.	2,599	110
WesBanco Inc.	3,021	110
Simmons First National Corp. Class A	4,239	110
WSFS Financial Corp.	2,463	110
Colony Capital Inc.	22,504	110
Invesco Mortgage Capital Inc.	6,735	109
* Enstar Group Ltd.	535	109
First Midwest Bancorp Inc.	4,986	107
American Assets Trust Inc.	2,253	107
First BanCorp	10,018	105
Ares Management Corp. Class A	3,142	104
First Merchants Corp.	2,561	104
Trustmark Corp.	2,999	103
Acadia Realty Trust	3,800	102
* NMI Holdings Inc. Class A	3,037	102
Argo Group International Holdings Ltd.	1,521	100
* Zillow Group Inc. Class A	2,494	97
Empire State Realty Trust Inc.	6,956	97
DiamondRock Hospitality Co.	9,390	97
Cadence BanCorp Class A	5,848	97
Kinsale Capital Group Inc.	952	96
Independent Bank Group Inc.	1,665	96
Retail Opportunity Investments Corp.	5,236	96
SITE Centers Corp.	6,543	95
Renasant Corp.	2,671	95
ProAssurance Corp.	2,494	94
* eHealth Inc.	1,013	93
* Genworth Financial Inc. Class A	23,580	93
CareTrust REIT Inc.	4,441	93
* Cushman & Wakefield plc	4,782	93
National Storage Affiliates Trust	2,753	92
Great Western Bancorp Inc.	2,678	92
EVERTEC Inc.	2,826	92
Houlihan Lokey Inc. Class A	1,921	92
Four Corners Property Trust Inc.	3,186	90
PennyMac Mortgage Investment Trust	3,895	90

Taubman Centers Inc.	2,743	89
Pacific Premier Bancorp Inc.	2,769	89
Bank of NT Butterfield & Son Ltd.	2,550	88
Newmark Group Inc. Class A	6,738	88
Capitol Federal Financial Inc.	6,172	88
Hannon Armstrong Sustainable Infrastructure Capital Inc.	2,966	87
Essential Properties Realty Trust Inc.	3,330	87
Banner Corp.	1,588	87
Mack-Cali Realty Corp.	4,035	86
LTC Properties Inc.	1,841	86
Towne Bank	3,028	85
CoreCivic Inc.	5,579	85
Horace Mann Educators Corp.	1,932	84
Ladder Capital Corp. Class A	4,822	83
Walker & Dunlop Inc.	1,267	83
Hilltop Holdings Inc.	3,367	83
Senior Housing Properties Trust	11,100	81
Easterly Government Properties Inc.	3,464	81
* Redfin Corp.	4,162	80
Global Net Lease Inc.	3,914	80
Hope Bancorp Inc.	5,398	78
* PRA Group Inc.	2,124	78
GEO Group Inc.	5,583	77
* Axos Financial Inc.	2,627	77
BGC Partners Inc. Class A	13,313	77
Heartland Financial USA Inc.	1,632	77
ServisFirst Bancshares Inc.	2,103	76
NBT Bancorp Inc.	1,907	76
Westamerica Bancorporation	1,167	76
Northwest Bancshares Inc.	4,519	75
Redwood Trust Inc.	4,603	74
American Finance Trust Inc.	5,024	74
Cohen & Steers Inc.	1,100	74
Moelis & Co. Class A	2,212	73
Office Properties Income Trust	2,159	72
First Interstate BancSystem Inc. Class A	1,710	72
Kite Realty Group Trust	3,707	72
* Cardtronics plc Class A	1,695	72
* Seacoast Banking Corp. of Florida	2,386	71
Alexander & Baldwin Inc.	3,223	70
Eagle Bancorp Inc.	1,571	70
Artisan Partners Asset Management Inc. Class A	2,336	69
Universal Health Realty Income Trust	568	68
National General Holdings Corp.	3,169	67
Provident Financial Services Inc.	2,756	67
New York Mortgage Trust Inc.	10,524	66
Berkshire Hills Bancorp Inc.	2,068	65
Safety Insurance Group Inc.	664	65
Independence Realty Trust Inc.	4,307	64
Seritage Growth Properties Class A	1,511	64
Employers Holdings Inc.	1,477	63
Monmouth Real Estate Investment Corp.	4,137	63
Tanger Factory Outlet Centers Inc.	4,135	63
Industrial Logistics Properties Trust	2,907	63
First Commonwealth Financial Corp.	4,400	63
Brookfield Property REIT Inc. Class A	3,275	62
FGL Holdings	6,822	62

	First Busey Corp.	2,299	61
	Meta Financial Group Inc.	1,715	61
	Mercury General Corp.	1,237	61
	Veritex Holdings Inc.	2,325	60
	AMERISAFE Inc.	890	60
	Sandy Spring Bancorp Inc.	1,700	60
	Park National Corp.	594	60
	Hamilton Lane Inc. Class A	1,027	60
	S&T Bancorp Inc.	1,579	60
	Brookline Bancorp Inc.	3,670	59
	Tompkins Financial Corp.	676	59
	Summit Hotel Properties Inc.	4,698	57
	OceanFirst Financial Corp.	2,368	57
	Uniti Group Inc.	8,450	57
	City Holding Co.	711	57
	CNA Financial Corp.	1,236	55
	BancFirst Corp.	923	55
	Kearny Financial Corp.	3,855	54
	Lakeland Financial Corp.	1,153	54
	James River Group Holdings Ltd.	1,371	54
	Enterprise Financial Services Corp.	1,192	54
	Piper Jaffray Cos.	662	54
	RPT Realty	3,620	54
	Realogy Holdings Corp.	5,090	53
	First Bancorp	1,362	53
*	Green Dot Corp. Class A	2,211	53
	OFG Bancorp	2,434	52
	Nelnet Inc. Class A	820	52
	Waddell & Reed Financial Inc. Class A	3,198	52
	Southside Bancshares Inc.	1,471	52
	National Bank Holdings Corp. Class A	1,423	51
	Colony Credit Real Estate Inc.	3,837	51
*	Encore Capital Group Inc.	1,393	51
	Flagstar Bancorp Inc.	1,339	50
	Getty Realty Corp.	1,458	49
	TriCo Bancshares	1,261	49
	TPG RE Finance Trust Inc.	2,367	48
	ARMOUR Residential REIT Inc.	2,770	48
	Stewart Information Services Corp.	1,114	48
	Granite Point Mortgage Trust Inc.	2,591	47
	Heritage Financial Corp.	1,699	47
*	Mr Cooper Group Inc.	3,477	47
*	Evo Payments Inc. Class A	1,629	46
*,^ Trupanion Inc.		1,339	46
	Boston Private Financial Holdings Inc.	3,878	46
	PJT Partners Inc.	1,040	44
	NexPoint Residential Trust Inc.	922	44
	TFS Financial Corp.	2,162	44
	Meridian Bancorp Inc.	2,173	44
*	Ambac Financial Group Inc.	2,089	43
	Armada Hoffler Properties Inc.	2,404	43
	Universal Insurance Holdings Inc.	1,490	43
*	Everi Holdings Inc.	3,218	43
	United Fire Group Inc.	962	42
	Investors Real Estate Trust	546	42
*	LendingClub Corp.	3,046	42
*	Focus Financial Partners Inc. Class A	1,490	42

Community Healthcare Trust Inc.	874	42
Carolina Financial Corp.	980	41
TrustCo Bank Corp. NY	4,705	41
Stock Yards Bancorp Inc.	993	41
American National Insurance Co.	348	41
Franklin Street Properties Corp.	4,706	41
* Triumph Bancorp Inc.	1,140	41
* Columbia Financial Inc.	2,449	41
PennyMac Financial Services Inc.	1,162	40
Virtu Financial Inc. Class A	2,346	39
Chatham Lodging Trust	2,125	39
German American Bancorp Inc.	1,148	39
ConnectOne Bancorp Inc.	1,530	39
* Marcus & Millichap Inc.	1,043	38
Innovative Industrial Properties Inc.	495	38
Cass Information Systems Inc.	669	38
Central Pacific Financial Corp.	1,299	38
Lakeland Bancorp Inc.	2,243	37
Washington Prime Group Inc.	8,879	37
Virtus Investment Partners Inc.	310	37
Preferred Bank	659	36
* Enova International Inc.	1,566	36
Washington Trust Bancorp Inc.	681	36
Bryn Mawr Bank Corp.	901	35
iStar Inc.	2,686	35
* MBIA Inc.	3,735	35
Oritani Financial Corp.	1,853	34
Northfield Bancorp Inc.	2,025	34
* HomeStreet Inc.	1,062	34
Federal Agricultural Mortgage Corp.	408	34
Univest Financial Corp.	1,295	34
Capstead Mortgage Corp.	4,295	33
RE/MAX Holdings Inc. Class A	871	33
New Senior Investment Group Inc.	4,211	33
RMR Group Inc. Class A	701	33
Horizon Bancorp Inc.	1,749	33
* Third Point Reinsurance Ltd.	3,446	33
Urstadt Biddle Properties Inc. Class A	1,341	33
* Allegiance Bancshares Inc.	898	32
Gladstone Commercial Corp.	1,402	32
Banco Latinoamericano de Comercio Exterior SA	1,469	32
Alexander's Inc.	97	32
Banc of California Inc.	2,056	32
* Customers Bancorp Inc.	1,339	31
Origin Bancorp Inc.	859	31
* INTL. FCStone Inc.	763	31
1st Source Corp.	593	30
Camden National Corp.	697	30
Preferred Apartment Communities Inc. Class A	2,190	30
FB Financial Corp.	783	30
Great Southern Bancorp Inc.	490	30
Brightsphere Investment Group Inc.	3,102	30
WisdomTree Investments Inc.	6,122	30
* Nicolet Bankshares Inc.	409	30
Hanmi Financial Corp.	1,502	29
B. Riley Financial Inc.	992	29
Community Trust Bancorp Inc.	643	29

* World Acceptance Corp.	304	29
Dime Community Bancshares Inc.	1,428	29
Bank of Marin Bancorp	634	29
* St. Joe Co.	1,504	29
QCR Holdings Inc.	682	29
First Foundation Inc.	1,730	28
* TriState Capital Holdings Inc.	1,170	28
Saul Centers Inc.	532	28
UMH Properties Inc.	1,799	28
First of Long Island Corp.	1,158	28
Midland States Bancorp Inc.	979	27
* Watford Holdings Ltd.	1,008	27
First Financial Corp.	616	27
First Defiance Financial Corp.	902	27
CatchMark Timber Trust Inc. Class A	2,289	27
CorEnergy Infrastructure Trust Inc.	611	27
National Western Life Group Inc. Class A	105	26
Peapack Gladstone Financial Corp.	879	26
Retail Value Inc.	738	26
Flushing Financial Corp.	1,232	26
Front Yard Residential Corp.	2,244	26
Mercantile Bank Corp.	728	26
Ellington Financial Inc.	1,411	26
United Community Financial Corp.	2,299	26
State Auto Financial Corp.	776	25
FBL Financial Group Inc. Class A	441	25
* Bancorp Inc.	2,287	25
Whitestone REIT	1,797	25
Opus Bank	972	25
CBTX Inc.	837	25
First Bancshares Inc.	734	25
Bridge Bancorp Inc.	746	24
Peoples Bancorp Inc.	741	24
Western Asset Mortgage Capital Corp.	2,302	24
First Mid Bancshares Inc.	671	23
KKR Real Estate Finance Trust Inc.	1,156	23
AG Mortgage Investment Trust Inc.	1,499	23
Hersha Hospitality Trust Class A	1,621	23
Heritage Commerce Corp.	1,837	23
Independent Bank Corp.	1,025	23
Ready Capital Corp.	1,423	22
Financial Institutions Inc.	688	22
Goosehead Insurance Inc. Class A	553	22
People's Utah Bancorp	757	22
Republic Bancorp Inc. Class A	475	22
* Carter Bank & Trust	1,037	22
First Community Bankshares Inc.	718	22
* Atlantic Capital Bancshares Inc.	1,141	22
Live Oak Bancshares Inc.	1,158	21
Waterstone Financial Inc.	1,112	21
Dynex Capital Inc.	1,233	21
* Amerant Bancorp Inc.	925	20
American National Bankshares Inc.	535	20
Arrow Financial Corp.	564	20
City Office REIT Inc.	1,502	20
Franklin Financial Network Inc.	589	20
Safehold Inc.	492	20

	CNB Financial Corp.	633	20
	Global Medical REIT Inc.	1,428	20
*	Equity Bancshares Inc. Class A	671	20
	Diamond Hill Investment Group Inc.	144	20
*	Cowen Inc. Class A	1,261	19
	Ares Commercial Real Estate Corp.	1,219	19
	CorePoint Lodging Inc.	1,878	19
	One Liberty Properties Inc.	684	19
	Sierra Bancorp	691	19
*	I3 Verticals Inc. Class A	668	18
	Exantas Capital Corp.	1,509	18
	Jernigan Capital Inc.	1,038	18
	Capital City Bank Group Inc.	627	18
	MidWestOne Financial Group Inc.	533	18
	Farmers National Banc Corp.	1,180	18
	Bank First Corp.	266	18
	HomeTrust Bancshares Inc.	686	18
	Heritage Insurance Holdings Inc.	1,286	18
	Bar Harbor Bankshares	685	18
	Pennsylvania REIT	3,024	17
	West Bancorporation Inc.	714	17
	Civista Bancshares Inc.	795	17
	Ladenburg Thalmann Financial Services Inc.	4,872	17
	Old Second Bancorp Inc.	1,349	17
*	FRP Holdings Inc.	329	16
*	Donnelley Financial Solutions Inc.	1,628	16
	Sculptor Capital Management Inc. Class A	839	16
*	Metropolitan Bank Holding Corp.	360	16
	Orchid Island Capital Inc.	2,857	16
	Anworth Mortgage Asset Corp.	4,522	16
*	Greenlight Capital Re Ltd. Class A	1,523	16
*	Assetmark Financial Holdings Inc.	635	16
	RBB Bancorp	793	16
	PCSB Financial Corp.	778	16
*	Regional Management Corp.	484	16
	Cambridge Bancorp	198	15
	Peoples Financial Services Corp.	314	15
*	Tejon Ranch Co.	938	15
	Southern National Bancorp of Virginia Inc.	966	15
	Prudential Bancorp Inc.	844	15
*	Spirit of Texas Bancshares Inc.	662	15
	Business First Bancshares Inc.	603	15
*	Southern First Bancshares Inc.	344	15
*	Byline Bancorp Inc.	797	15
*,^ Paysign Inc.		1,416	15
*	Citizens Inc. Class A	2,096	14
	Home Bancorp Inc.	368	14
	Amalgamated Bank Class A	742	14
	Consolidated-Tomoka Land Co.	226	14
	Southern Missouri Bancorp Inc.	377	14
	First Bancorp Inc.	493	14
	Farmers & Merchants Bancorp Inc.	541	14
	Greenhill & Co. Inc.	808	14
	Summit Financial Group Inc.	505	14
	Ames National Corp.	482	14
	HCI Group Inc.	293	14
*	Palomar Holdings Inc. Class A	247	13

* Bridgewater Bancshares Inc.	1,052	13
Macatawa Bank Corp.	1,254	13
Oppenheimer Holdings Inc. Class A	466	13
Citizens & Northern Corp.	501	13
Enterprise Bancorp Inc.	409	13
* Baycom Corp.	593	13
ACNB Corp.	369	13
Westwood Holdings Group Inc.	419	13
Bluerock Residential Growth REIT Inc. Class A	1,054	13
BBX Capital Corp. Class A	2,810	13
First Choice Bancorp	564	13
Braemar Hotels & Resorts Inc.	1,291	13
* On Deck Capital Inc.	3,013	12
* HarborOne Bancorp Inc.	1,167	12
Investar Holding Corp.	488	12
Northrim BanCorp Inc.	322	12
SmartFinancial Inc.	526	12
Guaranty Bancshares Inc.	362	12
Global Indemnity Ltd.	407	12
National Bankshares Inc.	273	12
CBL & Associates Properties Inc.	8,083	12
United Insurance Holdings Corp.	914	12
Codorus Valley Bancorp Inc.	537	12
* Howard Bancorp Inc.	678	11
* EZCORP Inc. Class A	2,205	11
* eXp World Holdings Inc.	1,030	11
First Business Financial Services Inc.	451	11
Century Bancorp Inc. Class A	129	11
Cherry Hill Mortgage Investment Corp.	749	11
Orrstown Financial Services Inc.	508	11
Parke Bancorp Inc.	465	11
Western New England Bancorp Inc.	1,132	11
Territorial Bancorp Inc.	350	11
LCNB Corp.	596	11
Hingham Institution for Savings	57	11
Penns Woods Bancorp Inc.	342	11
Premier Financial Bancorp Inc.	586	11
Capstar Financial Holdings Inc.	632	11
MVB Financial Corp.	495	11
Luther Burbank Corp.	906	10
Mid Penn Bancorp Inc.	388	10
Cedar Realty Trust Inc.	3,901	10
MutualFirst Financial Inc.	261	10
Ashford Hospitality Trust Inc.	3,763	10
* Hallmark Financial Services Inc.	539	10
Timberland Bancorp Inc.	344	10
Gladstone Land Corp.	798	10
* Select Bancorp Inc.	848	10
Investors Title Co.	63	10
* Curo Group Holdings Corp.	734	10
Central Valley Community Bancorp	471	10
Shore Bancshares Inc.	590	10
Reliant Bancorp Inc.	442	10
Bank of Commerce Holdings	843	10
Independence Holding Co.	227	10
Norwood Financial Corp.	274	10
First Capital Inc.	139	9

Crawford & Co. Class A	861	9
First Bank	864	9
First Northwest Bancorp	523	9
* Health Insurance Innovations Inc. Class A	513	9
Marlin Business Services Corp.	429	9
PCB Bancorp	536	9
* Entegra Financial Corp.	305	9
* Safeguard Scientifics Inc.	794	9
First Internet Bancorp	401	9
* Rafael Holdings Inc. Class B	537	9
* FVCBankcorp Inc.	527	9
Evans Bancorp Inc.	221	9
* ProSight Global Inc.	522	9
* Malvern Bancorp Inc.	385	9
Arlington Asset Investment Corp. Class A	1,511	9
* Ocwen Financial Corp.	5,607	9
BRT Apartments Corp.	474	9
BCB Bancorp Inc.	642	9
* Forestar Group Inc.	424	9
* Stratus Properties Inc.	299	9
Bank of Princeton	298	9
* Richmond Mutual Bancorporation Inc.	588	9
Sterling Bancorp Inc.	879	9
C&F Financial Corp.	149	8
* PICO Holdings Inc.	749	8
Tiptree Inc.	1,054	8
FedNat Holding Co.	541	8
Protective Insurance Corp. Class B	471	8
* Republic First Bancorp Inc.	1,992	8
Fidelity D&D Bancorp Inc.	119	8
Ohio Valley Banc Corp.	205	8
FNCB Bancorp Inc.	938	8
* International Money Express Inc.	552	7
FS Bancorp Inc.	125	7
Farmland Partners Inc.	1,120	7
Community Financial Corp.	215	7
Northeast Bank	343	7
Unity Bancorp Inc.	326	7
United Security Bancshares	683	7
BankFinancial Corp.	514	7
Peoples Bancorp of North Carolina Inc.	222	7
* MainStreet Bancshares Inc.	318	7
* Capital Bancorp Inc.	468	7
Provident Financial Holdings Inc.	318	7
Riverview Bancorp Inc.	953	7
Donegal Group Inc. Class A	470	7
* MMA Capital Holdings Inc.	215	7
1st Constitution Bancorp	337	7
Level One Bancorp Inc.	280	7
* NI Holdings Inc.	409	7
Colony Bankcorp Inc.	410	7
* Pioneer Bancorp Inc.	500	7
Franklin Financial Services Corp.	177	7
OP Bancorp	676	7
* Coastal Financial Corp.	380	6
Pzena Investment Management Inc. Class A	726	6
First Financial Northwest Inc.	431	6

* Esquire Financial Holdings Inc.	262	6
Union Bankshares Inc.	183	6
Mackinac Financial Corp.	389	6
Great Ajax Corp.	400	6
Oak Valley Bancorp	316	6
Hawthorn Bancshares Inc.	239	6
* Medallion Financial Corp.	911	6
* Pacific Mercantile Bancorp	782	6
SB One Bancorp	225	5
Silvercrest Asset Management Group Inc. Class A	407	5
Clipper Realty Inc.	586	5
* Altisource Portfolio Solutions SA	283	5
First Guaranty Bancshares Inc.	199	4
* CrossFirst Bankshares Inc.	311	4
GAMCO Investors Inc. Class A	224	4
* Red River Bancshares Inc.	78	4
South Plains Financial Inc.	201	4
Associated Capital Group Inc. Class A	94	3
Greene County Bancorp Inc.	115	3
* American Realty Investors Inc.	208	3
* Maui Land & Pineapple Co. Inc.	238	3
* Siebert Financial Corp.	232	2
* Avalon GloboCare Corp.	1,381	2
Bank7 Corp.	100	2
* Oportun Financial Corp.	82	2
* Priority Technology Holdings Inc.	439	1
CIM Commercial Trust Corp.	54	1
		306,847
Health Care (13.5%)
Johnson & Johnson	123,782	17,019
UnitedHealth Group Inc.	44,033	12,324
Merck & Co. Inc.	120,003	10,462
Pfizer Inc.	259,212	9,985
Medtronic plc	62,510	6,963
Abbott Laboratories	80,167	6,850
Amgen Inc.	27,929	6,555
Bristol-Myers Squibb Co.	108,919	6,202
AbbVie Inc.	68,878	6,043
Thermo Fisher Scientific Inc.	18,566	5,829
Eli Lilly & Co.	40,057	4,701
^ Danaher Corp.	29,615	4,323
Gilead Sciences Inc.	59,385	3,993
Cigna Corp.	17,334	3,465
Anthem Inc.	11,979	3,458
Stryker Corp.	15,946	3,267
Becton Dickinson and Co.	12,455	3,220
* Intuitive Surgical Inc.	5,326	3,158
Allergan plc	15,274	2,825
* Boston Scientific Corp.	64,557	2,792
Zoetis Inc.	22,325	2,691
* Vertex Pharmaceuticals Inc.	11,928	2,645
* Biogen Inc.	8,563	2,567
* Edwards Lifesciences Corp.	9,641	2,361
* Illumina Inc.	6,826	2,190
Humana Inc.	6,275	2,141
Baxter International Inc.	22,464	1,841
HCA Healthcare Inc.	12,546	1,740

* Regeneron Pharmaceuticals Inc.	3,816	1,408
Zimmer Biomet Holdings Inc.	9,576	1,391
McKesson Corp.	8,603	1,244
* IQVIA Holdings Inc.	8,340	1,217
Agilent Technologies Inc.	14,362	1,160
* Centene Corp.	19,016	1,150
* Alexion Pharmaceuticals Inc.	10,032	1,143
Cerner Corp.	14,722	1,054
* Align Technology Inc.	3,678	1,020
* IDEXX Laboratories Inc.	3,954	995
ResMed Inc.	6,623	991
* DexCom Inc.	4,222	960
* Veeva Systems Inc. Class A	6,006	896
* Laboratory Corp. of America Holdings	4,563	786
* Incyte Corp.	8,259	778
Cardinal Health Inc.	13,908	765
Teleflex Inc.	2,156	762
* WellCare Health Plans Inc.	2,326	749
Cooper Cos. Inc.	2,268	710
* BioMarin Pharmaceutical Inc.	8,295	669
Quest Diagnostics Inc.	6,267	668
* Seattle Genetics Inc.	5,339	643
* Hologic Inc.	12,407	637
AmerisourceBergen Corp. Class A	7,080	622
STERIS plc	3,901	590
Dentsply Sirona Inc.	10,330	584
* Alnylam Pharmaceuticals Inc.	4,912	575
* Varian Medical Systems Inc.	4,236	566
* Exact Sciences Corp.	6,487	526
Universal Health Services Inc. Class B	3,669	512
* Insulet Corp.	2,747	510
West Pharmaceutical Services Inc.	3,404	500
* Neurocrine Biosciences Inc.	4,226	493
* Elanco Animal Health Inc.	17,482	484
PerkinElmer Inc.	5,131	477
* Mylan NV	24,074	452
* QIAGEN NV	10,334	442
* DaVita Inc.	5,665	407
* ABIOMED Inc.	2,056	403
* Jazz Pharmaceuticals plc	2,590	391
* Molina Healthcare Inc.	2,884	391
* Ionis Pharmaceuticals Inc.	5,979	382
Bio-Techne Corp.	1,751	382
* Novocure Ltd.	4,034	372
* Sarepta Therapeutics Inc.	3,299	371
* Sage Therapeutics Inc.	2,360	365
* Bio-Rad Laboratories Inc. Class A	985	364
* Catalent Inc.	6,788	353
* Masimo Corp.	2,200	341
Hill-Rom Holdings Inc.	3,114	334
Encompass Health Corp.	4,574	323
* Charles River Laboratories International Inc.	2,218	322
* Arrowhead Pharmaceuticals Inc.	4,341	317
* PRA Health Sciences Inc.	2,890	314
Chemed Corp.	719	309
Perrigo Co. plc	5,901	302
* Medicines Co.	3,515	296

* Haemonetics Corp.	2,377	287
* Horizon Therapeutics plc	8,584	281
* Teladoc Health Inc.	3,272	274
* Penumbra Inc.	1,469	260
Bruker Corp.	4,765	244
* Amedisys Inc.	1,455	237
* Exelixis Inc.	13,939	232
* ACADIA Pharmaceuticals Inc.	4,896	222
* Repligen Corp.	2,403	213
* Bluebird Bio Inc.	2,581	209
* Reata Pharmaceuticals Inc. Class A	1,040	203
* HealthEquity Inc.	3,223	203
* Integra LifeSciences Holdings Corp.	3,312	202
* Globus Medical Inc.	3,533	198
* Moderna Inc.	9,565	195
* LivaNova plc	2,256	189
* Avantor Inc.	10,951	188
* United Therapeutics Corp.	2,024	187
* Blueprint Medicines Corp.	2,273	186
* LHC Group Inc.	1,397	186
* Tandem Diabetes Care Inc.	2,606	180
* Global Blood Therapeutics Inc.	2,699	179
* Spark Therapeutics Inc.	1,590	177
* Wright Medical Group NV	5,875	175
* NuVasive Inc.	2,413	174
* ICU Medical Inc.	896	168
* Nektar Therapeutics Class A	7,860	159
* Syneos Health Inc.	2,895	159
* Neogen Corp.	2,379	158
* Nevro Corp.	1,400	156
* Tenet Healthcare Corp.	4,791	154
* Omnicell Inc.	1,928	154
* Alkermes plc	7,303	154
* FibroGen Inc.	3,616	153
* Immunomedics Inc.	8,158	153
CONMED Corp.	1,268	144
* MyoKardia Inc.	2,074	135
Cantel Medical Corp.	1,730	133
* Guardant Health Inc.	1,709	133
* Acadia Healthcare Co. Inc.	4,066	131
* Mirati Therapeutics Inc.	1,275	128
* AMN Healthcare Services Inc.	2,140	127
* Halozyme Therapeutics Inc.	6,542	127
* PTC Therapeutics Inc.	2,675	126
* Amicus Therapeutics Inc.	11,967	125
* Intercept Pharmaceuticals Inc.	1,137	123
* Iovance Biotherapeutics Inc.	5,339	122
* HMS Holdings Corp.	4,033	122
* Glaukos Corp.	1,827	117
* Emergent BioSolutions Inc.	2,120	116
* NeoGenomics Inc.	4,468	115
* Integer Holdings Corp.	1,514	115
* Select Medical Holdings Corp.	5,157	114
* Quidel Corp.	1,659	114
* Arena Pharmaceuticals Inc.	2,320	110
* Biohaven Pharmaceutical Holding Co. Ltd.	1,844	106
Ensign Group Inc.	2,351	102

* Ultragenyx Pharmaceutical Inc.	2,547	101
* MEDNAX Inc.	3,837	100
* Acceleron Pharma Inc.	2,035	100
* Medpace Holdings Inc.	1,284	98
* Portola Pharmaceuticals Inc.	3,432	98
* Ligand Pharmaceuticals Inc.	865	98
* Insmed Inc.	4,218	97
* Zogenix Inc.	2,004	96
* Natera Inc.	2,605	95
* Agios Pharmaceuticals Inc.	2,429	94
* Cambrex Corp.	1,510	91
* Prestige Consumer Healthcare Inc.	2,363	89
* Heron Therapeutics Inc.	3,449	88
* Pacira BioSciences Inc.	1,897	88
* Allakos Inc.	918	87
* Premier Inc. Class A	2,448	87
* Xencor Inc.	2,207	87
* Ironwood Pharmaceuticals Inc. Class A	7,188	86
* Myriad Genetics Inc.	3,261	84
* iRhythm Technologies Inc.	1,155	83
* Allscripts Healthcare Solutions Inc.	7,543	81
* Magellan Health Inc.	1,041	81
* Invitae Corp.	4,034	80
* Avanos Medical Inc.	2,217	77
Patterson Cos. Inc.	3,947	77
* Momenta Pharmaceuticals Inc.	4,441	75
* STAAR Surgical Co.	2,011	74
* Ra Pharmaceuticals Inc.	1,578	74
* Cardiovascular Systems Inc.	1,609	73
* Editas Medicine Inc.	2,379	72
* Merit Medical Systems Inc.	2,513	70
* BioTelemetry Inc.	1,506	70
US Physical Therapy Inc.	588	69
* REGENXBIO Inc.	1,556	65
* Veracyte Inc.	2,214	64
* Epizyme Inc.	3,798	63
* Inogen Inc.	850	63
* Dicerna Pharmaceuticals Inc.	2,550	61
* R1 RCM Inc.	4,736	61
* Apellis Pharmaceuticals Inc.	2,271	61
* Esperion Therapeutics Inc.	1,181	61
* Brookdale Senior Living Inc.	8,461	60
* Audentes Therapeutics Inc.	2,033	59
* Sangamo Therapeutics Inc.	5,463	59
* Corcept Therapeutics Inc.	4,460	57
* Tactile Systems Technology Inc.	884	57
* Aimmune Therapeutics Inc.	1,982	55
* Varex Imaging Corp.	1,799	54
* ChemoCentryx Inc.	1,752	53
* Endo International plc	10,362	53
* Coherus Biosciences Inc.	2,909	52
* Supernus Pharmaceuticals Inc.	2,229	52
* Enanta Pharmaceuticals Inc.	810	52
* AtriCure Inc.	1,719	51
* ArQule Inc.	5,300	51
* Tivity Health Inc.	2,236	51
* Gossamer Bio Inc.	1,975	50

*	Allogene Therapeutics Inc.	1,755	49
*	Natus Medical Inc.	1,539	49
*	Spectrum Pharmaceuticals Inc.	5,401	49
	National HealthCare Corp.	566	48
*	Athenex Inc.	3,077	48
*	Cara Therapeutics Inc.	1,837	48
*	Radius Health Inc.	2,112	47
*	Madrigal Pharmaceuticals Inc.	426	47
*	NextGen Healthcare Inc.	2,543	47
	Atrion Corp.	66	47
*	Addus HomeCare Corp.	492	46
*	Axsome Therapeutics Inc.	1,164	46
*	Karyopharm Therapeutics Inc.	2,614	46
*	Inspire Medical Systems Inc.	639	45
*	Theravance Biopharma Inc.	2,048	45
*	NanoString Technologies Inc.	1,644	44
*	Hanger Inc.	1,623	43
*	Tabula Rasa HealthCare Inc.	947	42
*	Deciphera Pharmaceuticals Inc.	874	41
	Luminex Corp.	1,947	41
*	CryoLife Inc.	1,659	41
*	Innoviva Inc.	3,003	40
*	Tricida Inc.	1,011	40
*	Orthofix Medical Inc.	883	40
*	CareDx Inc.	1,952	40
*	Vanda Pharmaceuticals Inc.	2,328	39
*	Codexis Inc.	2,479	39
*	Achillion Pharmaceuticals Inc.	6,155	38
*	Denali Therapeutics Inc.	2,146	38
*	Vericel Corp.	2,042	38
	National Research Corp.	588	38
*	Bristol Meyers Squibb CVR Exp. 12/31/2020	18,021	38
*,^ ZIOPHARM Oncology Inc.		7,187	37
*	Fate Therapeutics Inc.	2,361	37
*	Revance Therapeutics Inc.	2,060	37
*	RadNet Inc.	1,918	37
*	Lantheus Holdings Inc.	1,724	36
*	WaVe Life Sciences Ltd.	1,067	35
*	Aerie Pharmaceuticals Inc.	1,850	35
*	Anika Therapeutics Inc.	605	35
*	Antares Pharma Inc.	7,322	35
*	Collegium Pharmaceutical Inc.	1,586	34
*	G1 Therapeutics Inc.	1,590	34
*	Pacific Biosciences of California Inc.	6,631	34
*	CorVel Corp.	411	34
*	Atara Biotherapeutics Inc.	2,380	34
*	Constellation Pharmaceuticals Inc.	724	34
*	Akebia Therapeutics Inc.	5,235	33
*	TG Therapeutics Inc.	3,981	33
*	Kodiak Sciences Inc.	1,099	33
*	Amphastar Pharmaceuticals Inc.	1,665	32
*,^ Omeros Corp.		2,192	32
*	Providence Service Corp.	535	32
*	Intellia Therapeutics Inc.	1,815	31
*	Arvinas Inc.	812	31
*	Heska Corp.	325	31
*,^ Clovis Oncology Inc.		2,058	31

*	Bridgebio Pharma Inc.	1,057	31
*	Y-mAbs Therapeutics Inc.	901	30
*	Change Healthcare Inc.	2,260	30
*	Cerus Corp.	6,861	30
*	Axogen Inc.	1,716	30
*	Intersect ENT Inc.	1,362	30
*	Flexion Therapeutics Inc.	1,640	29
*	Eidos Therapeutics Inc.	511	29
*	Retrophin Inc.	2,042	28
*	UroGen Pharma Ltd.	873	28
*	Krystal Biotech Inc.	485	27
*	Kadmon Holdings Inc.	6,093	27
*	Pennant Group Inc.	1,148	27
*	AngioDynamics Inc.	1,731	27
*	BioDelivery Sciences International Inc.	3,889	27
*	Cytokinetics Inc.	2,726	26
*	OPKO Health Inc.	16,457	26
*	Alector Inc.	1,403	26
*	Eagle Pharmaceuticals Inc.	443	26
*	Kura Oncology Inc.	1,609	26
*	Adverum Biotechnologies Inc.	2,350	26
*	ANI Pharmaceuticals Inc.	414	26
	LeMaitre Vascular Inc.	712	25
*	Cutera Inc.	661	25
	Phibro Animal Health Corp. Class A	1,026	25
*	OraSure Technologies Inc.	3,023	24
*	Surmodics Inc.	593	24
*	Prothena Corp. plc	1,885	24
*	Rocket Pharmaceuticals Inc.	1,367	24
*	ImmunoGen Inc.	6,524	24
*	Twist Bioscience Corp.	968	23
*	Progenics Pharmaceuticals Inc.	4,323	23
*	Rhythm Pharmaceuticals Inc.	1,002	22
*	TherapeuticsMD Inc.	8,892	22
*	Stemline Therapeutics Inc.	2,076	22
*	Viking Therapeutics Inc.	3,013	22
*	Dynavax Technologies Corp. Class A	3,874	22
*	PetIQ Inc. Class A	948	22
*	Principia Biopharma Inc.	592	21
*	Agenus Inc.	4,972	21
*	Adaptive Biotechnologies Corp.	762	21
*,^ Intrexon Corp.		3,604	20
*	Catalyst Pharmaceuticals Inc.	4,325	20
*	MacroGenics Inc.	2,104	20
*	Cross Country Healthcare Inc.	1,644	20
*	Option Care Health Inc.	6,322	20
*	Triple-S Management Corp. Class B	1,021	20
*	Silk Road Medical Inc.	541	19
*	Livongo Health Inc.	679	19
	Utah Medical Products Inc.	181	19
*,^ Accelerate Diagnostics Inc.		1,288	19
	Meridian Bioscience Inc.	2,085	19
*,^ Sorrento Therapeutics Inc.		6,532	19
*	Odonate Therapeutics Inc.	544	19
	Owens & Minor Inc.	2,810	19
*	Intra-Cellular Therapies Inc.	1,902	18
*	OrthoPediatrics Corp.	464	18

* Rigel Pharmaceuticals Inc.	8,116	18
* Dermira Inc.	2,228	18
* AMAG Pharmaceuticals Inc.	1,672	18
* Amneal Pharmaceuticals Inc.	4,734	18
* UNITY Biotechnology Inc.	2,303	18
* Ardelyx Inc.	2,330	17
* PDL BioPharma Inc.	5,544	17
* Homology Medicines Inc.	1,074	17
* Axonics Modulation Technologies Inc.	697	17
* Karuna Therapeutics Inc.	230	17
* Turning Point Therapeutics Inc.	288	16
* BioSpecifics Technologies Corp.	293	16
* AnaptysBio Inc.	1,171	16
* Assembly Biosciences Inc.	969	16
* BioCryst Pharmaceuticals Inc.	5,482	16
* Quanterix Corp.	605	15
* Sientra Inc.	1,785	15
* Avrobio Inc.	948	15
* Health Catalyst Inc.	380	15
* Avid Bioservices Inc.	2,709	15
* Akorn Inc.	4,022	15
Computer Programs & Systems Inc.	548	15
* Molecular Templates Inc.	1,117	15
* Shockwave Medical Inc.	368	14
* Voyager Therapeutics Inc.	1,055	14
* Pfenex Inc.	1,377	14
* Kindred Biosciences Inc.	1,750	14
* MeiraGTx Holdings plc	709	14
* Forty Seven Inc.	1,070	14
* Mallinckrodt plc	3,586	14
* Translate Bio Inc.	1,345	14
* Phreesia Inc.	480	13
* Geron Corp.	9,358	13
* Apyx Medical Corp.	1,669	13
* Recro Pharma Inc.	800	13
* GenMark Diagnostics Inc.	2,366	13
* Eiger BioPharmaceuticals Inc.	986	13
* Magenta Therapeutics Inc.	975	13
Invacare Corp.	1,478	13
* Lannett Co. Inc.	1,456	13
* SI-BONE Inc.	719	13
* Albireo Pharma Inc.	560	13
* MediciNova Inc.	1,779	13
* Puma Biotechnology Inc.	1,334	13
* CytomX Therapeutics Inc.	2,012	13
* Community Health Systems Inc.	3,913	13
* Corbus Pharmaceuticals Holdings Inc.	2,588	12
* Arcus Biosciences Inc.	1,443	12
* Rubius Therapeutics Inc.	1,548	12
* SeaSpine Holdings Corp.	898	12
* Accuray Inc.	3,840	12
* SIGA Technologies Inc.	2,399	12
* Calithera Biosciences Inc.	2,357	12
* Joint Corp.	594	11
* Akcea Therapeutics Inc.	582	11
* Crinetics Pharmaceuticals Inc.	579	11
* ADMA Biologics Inc.	2,351	11

*	Xeris Pharmaceuticals Inc.	1,237	11
*	Aeglea BioTherapeutics Inc.	1,274	11
*	Stoke Therapeutics Inc.	435	11
*	Cue Biopharma Inc.	899	11
*	Alphatec Holdings Inc.	1,507	11
*	Gritstone Oncology Inc.	1,201	10
*,^ CEL-SCI Corp.		1,311	10
*	Inovio Pharmaceuticals Inc.	3,944	10
*	MannKind Corp.	8,065	10
*	Cellular Biomedicine Group Inc.	545	10
*	Evolus Inc.	699	10
*	XBiotech Inc.	845	10
*	American Renal Associates Holdings Inc.	1,000	9
*	Optinose Inc.	1,002	9
*	GlycoMimetics Inc.	1,587	9
*	TCR2 Therapeutics Inc.	548	9
*	ViewRay Inc.	2,791	9
*	Synthorx Inc.	512	9
*	Fluidigm Corp.	3,605	9
*	Zynex Inc.	854	9
*	Surgery Partners Inc.	650	9
*	Minerva Neurosciences Inc.	1,384	9
*	Pieris Pharmaceuticals Inc.	2,101	9
*	CASI Pharmaceuticals Inc.	2,498	8
*	Syros Pharmaceuticals Inc.	1,621	8
*	Replimune Group Inc.	593	8
*	Verrica Pharmaceuticals Inc.	542	8
*	Palatin Technologies Inc.	9,894	8
*	Concert Pharmaceuticals Inc.	1,051	8
*	AcelRx Pharmaceuticals Inc.	4,174	8
*	ChromaDex Corp.	2,116	8
*	Chiasma Inc.	1,438	8
*	Vapotherm Inc.	688	8
*	Pulse Biosciences Inc.	514	7
*	Genesis Healthcare Inc.	4,433	7
*	Misonix Inc.	358	7
*	Galectin Therapeutics Inc.	2,269	7
*	Ocular Therapeutix Inc.	1,833	7
*	Seres Therapeutics Inc.	1,844	7
*	KalVista Pharmaceuticals Inc.	502	7
*	Beyondspring Inc.	550	7
*	Zynerba Pharmaceuticals Inc.	1,080	7
*	Aldeyra Therapeutics Inc.	849	7
*	Lexicon Pharmaceuticals Inc.	1,895	7
*	Affimed NV	2,560	7
*	Protagonist Therapeutics Inc.	750	7
*	Castle Biosciences Inc.	239	6
*,^ Novavax Inc.		1,304	6
*	Sutro Biopharma Inc.	569	6
*	Syndax Pharmaceuticals Inc.	852	6
*	OptimizeRx Corp.	567	6
*	CytoSorbents Corp.	1,520	6
*	BioSig Technologies Inc.	888	6
*	Adamas Pharmaceuticals Inc.	1,010	6
*	Five Prime Therapeutics Inc.	1,533	6
*	Catasys Inc.	390	6
*	BioLife Solutions Inc.	353	6

*	X4 Pharmaceuticals Inc.	556	6
*	IntriCon Corp.	309	6
*	Eloxx Pharmaceuticals Inc.	1,114	6
*	CorMedix Inc.	944	6
*	iRadimed Corp.	262	6
*	Kiniksa Pharmaceuticals Ltd. Class A	538	6
*	Harpoon Therapeutics Inc.	304	6
*	Cymabay Therapeutics Inc.	3,124	6
*	TransMedics Group Inc.	291	5
*	Anavex Life Sciences Corp.	2,261	5
*	Rockwell Medical Inc.	2,346	5
*	MEI Pharma Inc.	2,698	5
*	Prevail Therapeutics Inc.	364	5
*	Enzo Biochem Inc.	1,946	5
*	Castlight Health Inc. Class B	3,662	5
*	VBI Vaccines Inc.	5,557	5
*	Akero Therapeutics Inc.	253	5
*	Mustang Bio Inc.	1,545	5
*	Apollo Medical Holdings Inc.	259	5
*	RTI Surgical Holdings Inc.	2,555	5
*,^ Marker Therapeutics Inc.		1,413	5
*	Fulcrum Therapeutics Inc.	374	5
*	Lineage Cell Therapeutics Inc.	5,108	5
*,^ Senseonics Holdings Inc.		4,380	5
*	Paratek Pharmaceuticals Inc.	1,534	4
*	Conformis Inc.	2,412	4
*	Viela Bio Inc.	140	4
*	Atreca Inc.	430	4
*	Chimerix Inc.	1,938	4
*	Envista Holdings Corp.	150	4
*	Evofem Biosciences Inc.	680	4
*	EyePoint Pharmaceuticals Inc.	2,666	4
*	Millendo Therapeutics Inc.	522	4
*	Abeona Therapeutics Inc.	1,138	4
*	Morphic Holding Inc.	240	4
*	Cortexyme Inc.	143	4
*	Personalis Inc.	419	4
*	Solid Biosciences Inc.	911	4
*	Kala Pharmaceuticals Inc.	857	4
*	Acorda Therapeutics Inc.	1,996	3
*	Kaleido Biosciences Inc.	358	3
*	Oncocyte Corp.	1,689	3
*	Liquidia Technologies Inc.	662	3
*	LogicBio Therapeutics Inc.	357	3
*	Soliton Inc.	247	3
*	Neuronetics Inc.	634	3
*	La Jolla Pharmaceutical Co.	991	3
*	Athersys Inc.	2,012	3
*	Evelo Biosciences Inc.	506	2
*	Organogenesis Holdings Inc. Class A	424	2
*	Aclaris Therapeutics Inc.	1,293	2
*	Bioxcel Therapeutics Inc.	339	2
*	Strongbridge Biopharma plc	1,105	2
*	TransEnterix Inc.	9,831	2
*	Assertio Therapeutics Inc.	2,554	2
*	Cyclerion Therapeutics Inc.	1,008	2
*	SpringWorks Therapeutics Inc.	80	2

* PhaseBio Pharmaceuticals Inc.	460	2
* Baudax Bio Inc.	320	2
* Cerecor Inc.	341	1
* Synlogic Inc.	552	1
* AgeX Therapeutics Inc.	781	1
* Calyxt Inc.	229	1
* resTORbio Inc.	584	1
* Tocagen Inc.	841	1
* Menlo Therapeutics Inc.	132	1
§ Synergy Pharmaceuticals Inc.	12,927	—
		196,602
Materials & Processing (3.3%)
Linde plc	25,281	5,213
Air Products & Chemicals Inc.	10,234	2,419
DuPont de Nemours Inc.	34,897	2,262
Sherwin-Williams Co.	3,855	2,248
Ecolab Inc.	11,764	2,196
Dow Inc.	34,827	1,859
Ingersoll-Rand plc	11,224	1,472
Newmont Goldcorp Corp.	38,058	1,461
PPG Industries Inc.	10,989	1,416
LyondellBasell Industries NV Class A	12,368	1,145
Ball Corp.	15,366	1,015
Fastenal Co.	26,462	940
Vulcan Materials Co.	6,094	865
International Paper Co.	18,326	849
Nucor Corp.	14,247	803
Martin Marietta Materials Inc.	2,897	778
Freeport-McMoRan Inc.	67,192	765
Celanese Corp. Class A	5,726	719
International Flavors & Fragrances Inc.	4,952	699
Masco Corp.	13,432	625
FMC Corp.	6,077	595
Eastman Chemical Co.	6,359	498
Packaging Corp. of America	4,347	486
Westrock Co.	11,902	480
CF Industries Holdings Inc.	10,166	470
* Crown Holdings Inc.	6,013	456
RPM International Inc.	5,943	438
Lennox International Inc.	1,634	418
Reliance Steel & Aluminum Co.	3,038	358
Royal Gold Inc.	3,052	358
AptarGroup Inc.	2,981	334
Owens Corning	4,955	332
Steel Dynamics Inc.	9,818	331
Albemarle Corp.	4,854	317
Hexcel Corp.	3,952	315
Mosaic Co.	16,465	314
* Berry Global Group Inc.	6,159	288
Sonoco Products Co.	4,622	280
Sealed Air Corp.	7,172	271
* Axalta Coating Systems Ltd.	9,485	270
MDU Resources Group Inc.	9,173	266
Watsco Inc.	1,492	266
Acuity Brands Inc.	1,850	242
* Trex Co. Inc.	2,732	235
Huntsman Corp.	10,262	232

Graphic Packaging Holding Co.	13,484	219
Armstrong World Industries Inc.	2,281	219
Ashland Global Holdings Inc.	2,812	202
* RBC Bearings Inc.	1,130	187
Scotts Miracle-Gro Co.	1,840	186
Cabot Microelectronics Corp.	1,347	180
* Alcoa Corp.	8,729	178
* Ingevity Corp.	1,958	177
Eagle Materials Inc.	1,912	176
WR Grace & Co.	2,616	175
* Univar Solutions Inc.	7,226	169
Simpson Manufacturing Co. Inc.	2,081	169
Louisiana-Pacific Corp.	5,632	167
Timken Co.	3,142	165
NewMarket Corp.	318	157
* Rexnord Corp.	4,913	155
Balchem Corp.	1,498	149
Southern Copper Corp.	3,875	147
Valmont Industries Inc.	997	143
Universal Forest Products Inc.	2,777	138
Olin Corp.	7,698	135
* Builders FirstSource Inc.	5,294	135
Cabot Corp.	2,669	125
* Summit Materials Inc. Class A	5,243	125
Sensient Technologies Corp.	1,972	125
* Element Solutions Inc.	10,610	124
Chemours Co.	7,673	121
HB Fuller Co.	2,373	118
Commercial Metals Co.	5,504	118
Carpenter Technology Corp.	2,203	116
Westlake Chemical Corp.	1,655	114
PolyOne Corp.	3,582	113
Silgan Holdings Inc.	3,632	112
Innospec Inc.	1,131	111
Domtar Corp.	2,931	109
United States Steel Corp.	8,077	106
^ Cleveland-Cliffs Inc.	12,536	100
Belden Inc.	1,818	98
AAON Inc.	1,938	96
* Beacon Roofing Supply Inc.	3,171	94
Stepan Co.	954	92
Quaker Chemical Corp.	613	91
* BMC Stock Holdings Inc.	3,045	90
Minerals Technologies Inc.	1,648	89
Compass Minerals International Inc.	1,598	88
Comfort Systems USA Inc.	1,693	87
Mueller Industries Inc.	2,595	81
* Masonite International Corp.	1,133	81
Kaiser Aluminum Corp.	733	80
Mueller Water Products Inc. Class A	7,114	80
* Novagold Resources Inc.	11,016	77
* Gibraltar Industries Inc.	1,468	77
* Installed Building Products Inc.	1,065	76
Owens-Illinois Inc.	7,335	72
Trinseo SA	1,878	71
* JELD-WEN Holding Inc.	3,073	70
Boise Cascade Co.	1,807	69

Worthington Industries Inc.	1,739	67
* Coeur Mining Inc.	9,894	65
Schweitzer-Mauduit International Inc.	1,444	63
Advanced Drainage Systems Inc.	1,643	63
* Continental Building Products Inc.	1,700	63
* GCP Applied Technologies Inc.	2,599	58
Neenah Inc.	777	57
* Ferro Corp.	3,875	56
Greif Inc. Class A	1,269	55
Materion Corp.	919	54
* Patrick Industries Inc.	1,088	54
Hecla Mining Co.	21,432	53
* Livent Corp.	6,777	53
Orion Engineered Carbons SA	2,695	49
Apogee Enterprises Inc.	1,268	49
Tronox Holdings plc Class A	4,176	48
* MRC Global Inc.	3,611	48
* GMS Inc.	1,484	46
GrafTech International Ltd.	2,921	41
* AK Steel Holding Corp.	14,373	40
Chase Corp.	336	40
* PGT Innovations Inc.	2,606	37
Griffon Corp.	1,686	36
PH Glatfelter Co.	1,961	35
* Kraton Corp.	1,523	34
* Koppers Holdings Inc.	897	33
* US Concrete Inc.	771	32
* Verso Corp.	1,573	29
Myers Industries Inc.	1,743	29
Quanex Building Products Corp.	1,466	29
Innophos Holdings Inc.	880	28
Tredegar Corp.	1,263	27
* PQ Group Holdings Inc.	1,714	27
Schnitzer Steel Industries Inc.	1,198	26
* AdvanSix Inc.	1,257	25
American Vanguard Corp.	1,302	21
* OMNOVA Solutions Inc.	1,998	20
Haynes International Inc.	543	20
Insteel Industries Inc.	854	20
Hawkins Inc.	454	19
* Northwest Pipe Co.	507	17
* Unifi Inc.	712	17
* Century Aluminum Co.	2,407	17
US Silica Holdings Inc.	3,365	17
NN Inc.	1,893	16
Ardagh Group SA	885	16
* Clearwater Paper Corp.	748	16
Caesarstone Ltd.	1,004	16
Kronos Worldwide Inc.	1,086	15
* Cornerstone Building Brands Inc.	2,074	14
* UFP Technologies Inc.	307	14
Greif Inc. Class B	258	14
* Foundation Building Materials Inc.	668	14
Park Aerospace Corp.	830	14
FutureFuel Corp.	1,191	13
* Landec Corp.	1,164	13
Omega Flex Inc.	131	13

	Gold Resource Corp.	2,491	11
*	Forterra Inc.	999	11
	United States Lime & Minerals Inc.	102	11
*	Intrepid Potash Inc.	4,576	10
*	Lawson Products Inc.	194	10
*	Veritiv Corp.	533	10
*	LB Foster Co. Class A	495	9
	Rayonier Advanced Materials Inc.	2,304	9
	Olympic Steel Inc.	514	9
*	Ryerson Holding Corp.	795	8
	Oil-Dri Corp. of America	226	8
*,^ Energy Fuels Inc.		3,791	8
	Eastern Co.	272	7
*	Uranium Energy Corp.	8,412	7
*	TimkenSteel Corp.	1,009	6
*,^ Amyris Inc.		1,391	6
*	Synalloy Corp.	368	5
*	BlueLinx Holdings Inc.	402	4
*	LSB Industries Inc.	1,010	4
	Valhi Inc.	1,301	3
*	Marrone Bio Innovations Inc.	1,618	2
			47,786
Other (0.0%)2
*,§ Tobira Therapeutics CVR Exp. 12/31/2028		937	4
*	BRP Group Inc. Class A	93	2
*,§ Alder BioPharmaceuticals CVR Exp. 12/31/2024		1,247	1
*	Vir Biotechnology Inc.	85	1
*,§ A Schulman Inc. CVR		1,117	1
*,§ NewStar Financial Inc. CVR		943	—
*,§ Media General Inc. CVR		5,133	—
*,§ Corium CVR		985	—
*,§ Omthera Pharmaceuticals Inc. CVR		152	—
*,§ Aratana Therapeutics Inc. CVR		1,951	—
*,§ Clinical Data CVR		32	—
			9
Producer Durables (10.3%)
	Boeing Co.	24,659	9,030
	Honeywell International Inc.	33,470	5,976
	Accenture plc Class A	29,678	5,970
	Union Pacific Corp.	32,981	5,804
	United Technologies Corp.	37,782	5,605
	General Electric Co.	402,976	4,542
	Lockheed Martin Corp.	11,525	4,507
	3M Co.	26,050	4,422
	United Parcel Service Inc. Class B	32,522	3,894
	Caterpillar Inc.	25,370	3,672
	Automatic Data Processing Inc.	20,234	3,456
	Raytheon Co.	13,021	2,831
	Illinois Tool Works Inc.	15,045	2,623
	Northrop Grumman Corp.	7,367	2,591
	CSX Corp.	35,425	2,534
	Deere & Co.	14,801	2,487
	Norfolk Southern Corp.	12,371	2,394
	Waste Management Inc.	19,835	2,240
	General Dynamics Corp.	11,889	2,161
	Emerson Electric Co.	28,575	2,111

Eaton Corp. plc	19,699	1,822
FedEx Corp.	11,203	1,793
Roper Technologies Inc.	4,751	1,712
Johnson Controls International plc	36,999	1,585
Delta Air Lines Inc.	27,091	1,553
Cummins Inc.	7,153	1,308
TransDigm Group Inc.	2,287	1,297
Southwest Airlines Co.	22,476	1,295
Paychex Inc.	15,008	1,292
PACCAR Inc.	15,801	1,286
Parker-Hannifin Corp.	5,972	1,187
Stanley Black & Decker Inc.	7,074	1,116
Verisk Analytics Inc. Class A	7,441	1,097
Rockwell Automation Inc.	5,421	1,062
AMETEK Inc.	10,621	1,052
* CoStar Group Inc.	1,671	1,024
* United Airlines Holdings Inc.	10,924	1,014
Cintas Corp.	3,907	1,004
Fortive Corp.	13,755	993
* Keysight Technologies Inc.	8,704	932
Republic Services Inc. Class A	9,974	884
* Mettler-Toledo International Inc.	1,135	816
* Copart Inc.	9,167	816
Dover Corp.	6,766	754
Kansas City Southern	4,650	709
* Waters Corp.	3,069	681
Westinghouse Air Brake Technologies Corp.	8,341	655
Xylem Inc.	8,366	648
WW Grainger Inc.	2,034	645
* Zebra Technologies Corp.	2,479	622
Expeditors International of Washington Inc.	7,947	594
Old Dominion Freight Line Inc.	3,021	579
* Teledyne Technologies Inc.	1,657	567
IDEX Corp.	3,477	566
Jacobs Engineering Group Inc.	6,142	566
Arconic Inc.	18,110	561
* United Rentals Inc.	3,561	545
American Airlines Group Inc.	18,444	530
Allegion plc	4,349	522
Avery Dennison Corp.	3,888	507
Textron Inc.	10,734	496
CH Robinson Worldwide Inc.	6,226	478
Huntington Ingalls Industries Inc.	1,891	476
* Trimble Inc.	11,704	474
Booz Allen Hamilton Holding Corp. Class A	6,348	462
JB Hunt Transport Services Inc.	3,938	455
Nordson Corp.	2,662	441
Spirit AeroSystems Holdings Inc. Class A	4,768	415
Snap-on Inc.	2,559	411
Carlisle Cos. Inc.	2,614	408
Alaska Air Group Inc.	5,643	389
Toro Co.	4,931	385
* Sensata Technologies Holding plc	7,432	383
Hubbell Inc. Class B	2,534	373
Graco Inc.	7,679	371
Genpact Ltd.	8,693	354
* XPO Logistics Inc.	4,240	351

HEICO Corp. Class A	3,482	350
Pentair plc	7,817	347
FLIR Systems Inc.	6,301	337
Xerox Holdings Corp.	8,576	334
Donaldson Co. Inc.	5,934	333
* AECOM	7,274	315
* HD Supply Holdings Inc.	7,879	314
Robert Half International Inc.	5,385	313
AO Smith Corp.	6,340	307
Woodward Inc.	2,573	300
* Middleby Corp.	2,588	300
Flowserve Corp.	6,134	299
ITT Inc.	4,099	286
* Genesee & Wyoming Inc. Class A	2,564	286
Oshkosh Corp.	3,154	285
* Generac Holdings Inc.	2,801	276
Curtiss-Wright Corp.	1,986	273
Quanta Services Inc.	6,520	271
BWX Technologies Inc.	4,437	267
* Stericycle Inc.	4,179	262
* JetBlue Airways Corp.	13,610	262
ManpowerGroup Inc.	2,777	257
National Instruments Corp.	6,071	256
Lincoln Electric Holdings Inc.	2,765	255
Allison Transmission Holdings Inc.	5,149	249
HEICO Corp.	1,840	239
Rollins Inc.	6,614	237
* Kirby Corp.	2,783	235
AGCO Corp.	2,969	232
EMCOR Group Inc.	2,588	230
Air Lease Corp. Class A	4,866	226
Tetra Tech Inc.	2,534	224
MAXIMUS Inc.	2,945	220
Brink's Co.	2,322	216
Knight-Swift Transportation Holdings Inc.	5,760	213
* Gardner Denver Holdings Inc.	6,157	208
Littelfuse Inc.	1,119	203
MSA Safety Inc.	1,636	203
Landstar System Inc.	1,805	201
* Axon Enterprise Inc.	2,716	200
* Clean Harbors Inc.	2,407	199
KBR Inc.	6,570	196
Crane Co.	2,343	195
* Paylocity Holding Corp.	1,518	186
* FTI Consulting Inc.	1,694	185
* MasTec Inc.	2,783	185
* Darling Ingredients Inc.	7,631	182
nVent Electric plc	7,075	175
* TopBuild Corp.	1,574	174
Regal Beloit Corp.	1,954	160
* ASGN Inc.	2,380	159
John Bean Technologies Corp.	1,453	159
Copa Holdings SA Class A	1,466	153
Exponent Inc.	2,394	152
* Aerojet Rocketdyne Holdings Inc.	3,396	150
MSC Industrial Direct Co. Inc. Class A	2,043	150
SkyWest Inc.	2,340	147

* Colfax Corp.	4,349	147
UniFirst Corp.	703	145
Macquarie Infrastructure Corp.	3,426	144
Insperity Inc.	1,797	140
EnerSys	1,991	140
* Allegheny Technologies Inc.	5,877	135
GATX Corp.	1,672	135
Kennametal Inc.	3,831	133
Barnes Group Inc.	2,207	131
Herman Miller Inc.	2,734	131
Moog Inc. Class A	1,499	129
Ryder System Inc.	2,438	128
* Itron Inc.	1,598	128
Brady Corp. Class A	2,217	126
* Spirit Airlines Inc.	3,193	125
Watts Water Technologies Inc. Class A	1,280	124
* Proto Labs Inc.	1,263	122
Albany International Corp. Class A	1,431	120
ABM Industries Inc.	3,099	118
Franklin Electric Co. Inc.	2,116	117
Applied Industrial Technologies Inc.	1,798	115
Fluor Corp.	6,571	115
* Saia Inc.	1,206	114
* Advanced Energy Industries Inc.	1,782	114
* TriNet Group Inc.	2,074	114
* ExlService Holdings Inc.	1,564	109
* Advanced Disposal Services Inc.	3,262	107
Hillenbrand Inc.	3,366	106
ESCO Technologies Inc.	1,196	105
* WESCO International Inc.	2,001	105
Trinity Industries Inc.	4,939	104
Korn Ferry	2,629	103
Deluxe Corp.	2,007	102
Allegiant Travel Co. Class A	604	102
* Welbilt Inc.	6,084	102
Altra Industrial Motion Corp.	3,022	99
* SPX Corp.	2,037	97
* Casella Waste Systems Inc. Class A	2,074	97
Triton International Ltd.	2,524	96
* Atkore International Group Inc.	2,215	92
Forward Air Corp.	1,319	92
* Chart Industries Inc.	1,664	92
Federal Signal Corp.	2,780	92
Otter Tail Corp.	1,845	91
* SPX FLOW Inc.	1,902	90
Healthcare Services Group Inc.	3,499	88
Cubic Corp.	1,455	87
McGrath RentCorp	1,135	83
Terex Corp.	2,896	81
* Harsco Corp.	3,648	81
Covanta Holding Corp.	5,511	81
Badger Meter Inc.	1,302	81
Aircastle Ltd.	2,522	81
Kaman Corp.	1,247	79
HNI Corp.	2,001	79
Werner Enterprises Inc.	2,120	78
Mobile Mini Inc.	2,048	78

*	Hub Group Inc. Class A	1,506	77
*	OSI Systems Inc.	772	77
	ICF International Inc.	855	77
*	Kratos Defense & Security Solutions Inc.	4,207	76
*	Navistar International Corp.	2,264	74
	Matson Inc.	1,922	72
	Scorpio Tankers Inc.	2,089	72
*	Dycom Industries Inc.	1,377	72
*	Huron Consulting Group Inc.	1,067	72
	Steelcase Inc. Class A	3,924	71
	AAR Corp.	1,564	70
*	TriMas Corp.	2,131	66
*	Air Transport Services Group Inc.	2,672	66
	Knoll Inc.	2,360	65
*	Sykes Enterprises Inc.	1,835	64
	Hawaiian Holdings Inc.	2,113	64
*	CBIZ Inc.	2,375	64
	Triumph Group Inc.	2,279	63
	Actuant Corp. Class A	2,535	62
	Tennant Co.	830	62
	EnPro Industries Inc.	930	62
*	AeroVironment Inc.	986	60
	Douglas Dynamics Inc.	1,095	59
	Helios Technologies Inc.	1,317	59
	Schneider National Inc. Class B	2,558	58
	Rush Enterprises Inc. Class A	1,239	57
*	Resideo Technologies Inc.	5,761	56
	Raven Industries Inc.	1,631	56
	US Ecology Inc.	1,002	55
	Encore Wire Corp.	940	55
	Granite Construction Inc.	2,124	55
	Alamo Group Inc.	473	54
*	Conduent Inc.	7,940	54
	SFL Corp. Ltd.	3,796	54
*	Herc Holdings Inc.	1,127	53
	CSW Industrials Inc.	688	51
	Kadant Inc.	518	50
	H&E Equipment Services Inc.	1,513	50
^	ADT Inc.	5,331	49
	Heartland Express Inc.	2,230	48
	Primoris Services Corp.	2,146	47
	Standex International Corp.	607	47
*	SP Plus Corp.	1,068	47
	AZZ Inc.	1,203	46
*	TrueBlue Inc.	1,931	45
	Lindsay Corp.	490	44
	Columbus McKinnon Corp.	1,069	44
*,^ Plug Power Inc.		10,968	43
*	WillScot Corp. Class A	2,401	43
	Greenbrier Cos. Inc.	1,488	42
	Wabash National Corp.	2,617	41
	Mesa Laboratories Inc.	175	41
	ACCO Brands Corp.	4,402	40
*	Thermon Group Holdings Inc.	1,534	40
*	CIRCOR International Inc.	903	40
	Pitney Bowes Inc.	8,436	40
	Astec Industries Inc.	1,058	40

Kforce Inc.	999	39
Marten Transport Ltd.	1,818	38
* FARO Technologies Inc.	788	38
MTS Systems Corp.	831	38
Kimball International Inc. Class B	1,634	35
ArcBest Corp.	1,190	34
* SEACOR Holdings Inc.	799	34
* Vicor Corp.	807	33
* Astronics Corp.	1,132	33
* Aegion Corp. Class A	1,522	33
Kelly Services Inc. Class A	1,494	33
TTEC Holdings Inc.	677	31
Barrett Business Services Inc.	343	30
DHT Holdings Inc.	4,101	30
* Great Lakes Dredge & Dock Corp.	2,813	30
* International Seaways Inc.	1,133	30
* Tidewater Inc.	1,933	30
Gorman-Rupp Co.	790	29
Spartan Motors Inc.	1,625	29
* Tutor Perini Corp.	1,778	28
* Wesco Aircraft Holdings Inc.	2,568	28
* DXP Enterprises Inc.	725	28
Hyster-Yale Materials Handling Inc.	469	28
Heidrick & Struggles International Inc.	885	27
* Atlas Air Worldwide Holdings Inc.	1,041	27
* Vectrus Inc.	527	27
* Echo Global Logistics Inc.	1,313	26
* MYR Group Inc.	730	25
* Ducommun Inc.	513	25
* Manitowoc Co. Inc.	1,566	25
Argan Inc.	655	24
* Gates Industrial Corp. plc	2,014	24
* Heritage-Crystal Clean Inc.	767	24
* Team Inc.	1,463	24
Ennis Inc.	1,139	23
* BrightView Holdings Inc.	1,463	23
* NV5 Global Inc.	481	23
* CryoPort Inc.	1,449	23
Nordic American Tankers Ltd.	6,236	23
Resources Connection Inc.	1,356	21
Forrester Research Inc.	522	21
Luxfer Holdings plc	1,163	20
Teekay Tankers Ltd. Class A	1,074	20
CRA International Inc.	380	19
* Napco Security Technologies Inc.	601	19
Costamare Inc.	2,282	19
Miller Industries Inc.	503	18
REV Group Inc.	1,390	18
* Dorian LPG Ltd.	1,258	18
GasLog Ltd.	1,927	18
* Sterling Construction Co. Inc.	1,217	18
* CAI International Inc.	709	17
Hackett Group Inc.	1,097	17
Powell Industries Inc.	401	17
* Modine Manufacturing Co.	2,245	17
BG Staffing Inc.	761	16
* Lydall Inc.	872	16

* Vishay Precision Group Inc.	454	16
Scorpio Bulkers Inc.	2,507	15
VSE Corp.	369	15
Teekay Corp.	3,070	15
* Energy Recovery Inc.	1,662	14
Allied Motion Technologies Inc.	318	14
* Diamond S Shipping Inc.	978	14
* Blue Bird Corp.	687	14
Advanced Emissions Solutions Inc.	1,361	14
RR Donnelley & Sons Co.	3,470	14
* Construction Partners Inc. Class A	676	13
* Willdan Group Inc.	461	13
Systemax Inc.	528	12
* Mistras Group Inc.	907	12
* Textainer Group Holdings Ltd.	1,260	11
* Commercial Vehicle Group Inc.	1,582	11
* Titan Machinery Inc.	818	11
* Ardmore Shipping Corp.	1,377	11
* Arlo Technologies Inc.	3,179	11
Hurco Cos. Inc.	306	11
Rush Enterprises Inc. Class B	239	11
* IES Holdings Inc.	484	10
* CECO Environmental Corp.	1,327	10
* Transcat Inc.	315	10
Briggs & Stratton Corp.	1,927	10
* Willis Lease Finance Corp.	169	10
Graham Corp.	452	10
Park-Ohio Holdings Corp.	298	9
* American Superconductor Corp.	1,127	9
* Radiant Logistics Inc.	1,707	9
NACCO Industries Inc. Class A	190	9
* Eagle Bulk Shipping Inc.	1,875	9
* InnerWorkings Inc.	1,898	9
Genco Shipping & Trading Ltd.	831	9
* Liquidity Services Inc.	1,227	9
Universal Logistics Holdings Inc.	391	8
* DHI Group Inc.	2,292	8
* StarTek Inc.	936	7
* Target Hospitality Corp.	1,517	7
Quad/Graphics Inc.	1,561	7
* Mesa Air Group Inc.	961	7
Titan International Inc.	2,357	7
* Covenant Transportation Group Inc. Class A	501	7
Preformed Line Products Co.	89	6
EVI Industries Inc.	183	6
* General Finance Corp.	485	5
* YRC Worldwide Inc.	1,491	5
* Daseke Inc.	1,655	5
* PRGX Global Inc.	1,083	5
* US Xpress Enterprises Inc. Class A	991	5
* Twin Disc Inc.	381	4
* Overseas Shipholding Group Inc. Class A	2,128	4
* Information Services Group Inc.	1,467	4
* PAM Transportation Services Inc.	68	4
* Mayville Engineering Co. Inc.	367	3
* Roadrunner Transportation Systems Inc.	298	3
* Exela Technologies Inc.	2,463	1

* Energous Corp.	361	1
		149,036
Technology (22.4%)
Apple Inc.	210,666	56,300
Microsoft Corp.	352,448	53,354
* Facebook Inc. Class A	111,348	22,452
* Alphabet Inc. Class C	14,103	18,404
* Alphabet Inc. Class A	14,012	18,273
Intel Corp.	206,542	11,990
Cisco Systems Inc.	199,443	9,037
* Adobe Inc.	22,682	7,021
* salesforce.com Inc.	38,183	6,220
NVIDIA Corp.	27,169	5,889
Oracle Corp.	104,469	5,865
Broadcom Inc.	17,988	5,688
International Business Machines Corp.	41,308	5,554
Texas Instruments Inc.	43,640	5,246
QUALCOMM Inc.	56,634	4,732
Intuit Inc.	11,588	3,000
Applied Materials Inc.	43,452	2,516
* ServiceNow Inc.	8,666	2,453
* Micron Technology Inc.	51,455	2,445
L3Harris Technologies Inc.	10,273	2,066
Analog Devices Inc.	17,127	1,934
Activision Blizzard Inc.	35,263	1,933
* Autodesk Inc.	10,240	1,852
* Advanced Micro Devices Inc.	46,575	1,823
Lam Research Corp.	6,698	1,787
Cognizant Technology Solutions Corp. Class A	25,671	1,646
Amphenol Corp. Class A	13,570	1,411
HP Inc.	70,259	1,411
* Electronic Arts Inc.	13,501	1,364
* IHS Markit Ltd.	18,443	1,340
* Workday Inc. Class A	7,414	1,328
Motorola Solutions Inc.	7,686	1,286
KLA Corp.	7,407	1,214
Xilinx Inc.	11,816	1,096
* Twitter Inc.	34,974	1,081
Corning Inc.	35,920	1,043
* Splunk Inc.	6,959	1,038
Microchip Technology Inc.	10,803	1,021
* ANSYS Inc.	3,893	991
Hewlett Packard Enterprise Co.	62,633	991
* Palo Alto Networks Inc.	4,355	990
* Synopsys Inc.	6,948	980
* VeriSign Inc.	4,909	936
* Cadence Design Systems Inc.	12,971	911
CDW Corp.	6,722	908
Marvell Technology Group Ltd.	30,567	806
Skyworks Solutions Inc.	8,046	791
* IAC/InterActiveCorp	3,448	768
Maxim Integrated Products Inc.	12,651	717
* Fortinet Inc.	6,675	702
Western Digital Corp.	13,619	685
NetApp Inc.	11,161	676
NortonLifeLock Inc.	27,015	673
Citrix Systems Inc.	5,837	658

* Gartner Inc.	4,071	653
* Akamai Technologies Inc.	7,496	653
* Take-Two Interactive Software Inc.	5,209	632
* Paycom Software Inc.	2,275	630
* Atlassian Corp. plc Class A	4,886	621
SS&C Technologies Holdings Inc.	10,312	619
* Okta Inc.	4,734	614
* Twilio Inc. Class A	5,575	576
Leidos Holdings Inc.	6,299	572
* Qorvo Inc.	5,482	571
* RingCentral Inc. Class A	3,305	570
VMware Inc. Class A	3,584	558
* GoDaddy Inc. Class A	8,196	544
* Arista Networks Inc.	2,765	540
* EPAM Systems Inc.	2,413	511
* Tyler Technologies Inc.	1,752	508
* DocuSign Inc. Class A	7,074	504
Teradyne Inc.	7,892	494
* Guidewire Software Inc.	3,790	462
DXC Technology Co.	12,241	457
Amdocs Ltd.	6,301	437
* Coupa Software Inc.	2,824	433
* Black Knight Inc.	6,693	422
* F5 Networks Inc.	2,782	405
* ON Semiconductor Corp.	18,873	405
* Aspen Technology Inc.	3,182	399
Cypress Semiconductor Corp.	17,006	399
Juniper Networks Inc.	15,887	398
* Zendesk Inc.	5,037	398
Universal Display Corp.	1,975	384
Cognex Corp.	7,590	381
* PTC Inc.	4,858	372
* Dell Technologies Inc.	7,022	340
Monolithic Power Systems Inc.	1,949	313
* Arrow Electronics Inc.	3,858	307
CDK Global Inc.	5,686	304
* Proofpoint Inc.	2,530	300
Entegris Inc.	6,281	297
* MongoDB Inc.	1,954	291
Sabre Corp.	12,841	288
* HubSpot Inc.	1,831	276
* CACI International Inc. Class A	1,149	275
* Ciena Corp.	7,229	274
Jabil Inc.	6,946	270
MKS Instruments Inc.	2,523	268
* Lumentum Holdings Inc.	3,558	262
* Ceridian HCM Holding Inc.	4,203	254
* Manhattan Associates Inc.	3,001	251
* Nutanix Inc.	6,558	245
* Tech Data Corp.	1,687	244
* Zynga Inc. Class A	38,940	243
* Nuance Communications Inc.	13,351	239
SYNNEX Corp.	1,931	237
* Alteryx Inc. Class A	2,086	237
* IPG Photonics Corp.	1,663	236
Science Applications International Corp.	2,757	235
* Cree Inc.	4,919	217

* Silicon Laboratories Inc.	1,994	211
* Anaplan Inc.	3,916	211
j2 Global Inc.	2,160	210
* RealPage Inc.	3,699	204
Dolby Laboratories Inc. Class A	2,929	202
* ACI Worldwide Inc.	5,348	201
Avnet Inc.	4,783	194
* Cirrus Logic Inc.	2,707	194
* ViaSat Inc.	2,639	194
* Smartsheet Inc. Class A	4,080	194
* Five9 Inc.	2,780	189
Blackbaud Inc.	2,271	188
* Mercury Systems Inc.	2,520	185
* NCR Corp.	5,613	184
* Grubhub Inc.	4,260	184
* Dropbox Inc. Class A	9,891	183
Perspecta Inc.	6,574	181
Match Group Inc.	2,562	181
LogMeIn Inc.	2,292	179
* Pure Storage Inc. Class A	10,710	172
* Coherent Inc.	1,123	169
* Q2 Holdings Inc.	2,006	169
* Avalara Inc.	2,148	168
* Elastic NV	2,073	165
* Cornerstone OnDemand Inc.	2,647	163
* Viavi Solutions Inc.	10,682	160
* New Relic Inc.	2,321	158
* Envestnet Inc.	2,217	158
* LiveRamp Holdings Inc.	3,123	156
* FireEye Inc.	9,329	156
* Zscaler Inc.	2,905	151
* Semtech Corp.	3,065	149
Brooks Automation Inc.	3,305	148
* Verint Systems Inc.	3,034	147
* Novanta Inc.	1,571	146
* Inphi Corp.	2,090	146
* Teradata Corp.	5,310	141
* Cargurus Inc.	3,455	138
Pegasystems Inc.	1,781	138
* Qualys Inc.	1,579	138
* Everbridge Inc.	1,558	137
Ubiquiti Inc.	692	136
* Rapid7 Inc.	2,270	127
Vishay Intertechnology Inc.	6,183	123
* Anixter International Inc.	1,422	122
* CommScope Holding Co. Inc.	8,967	122
* Box Inc.	6,678	122
* II-VI Inc.	4,161	121
Power Integrations Inc.	1,317	120
* Acacia Communications Inc.	1,758	117
* LivePerson Inc.	2,889	115
* Rogers Corp.	866	113
* Yelp Inc. Class A	3,230	112
* Cloudera Inc.	11,125	110
* Lattice Semiconductor Corp.	5,807	110
* Blackline Inc.	2,014	108
* Insight Enterprises Inc.	1,649	108

* Varonis Systems Inc.	1,380	108
* Fabrinet	1,697	103
* Plexus Corp.	1,352	103
* Sanmina Corp.	3,148	100
* Bottomline Technologies DE Inc.	1,995	99
* SailPoint Technologies Holding Inc.	3,919	98
ManTech International Corp. Class A	1,250	97
* PROS Holdings Inc.	1,533	95
* CommVault Systems Inc.	1,880	95
* EchoStar Corp. Class A	2,217	93
* Synaptics Inc.	1,574	90
* SPS Commerce Inc.	1,591	90
CSG Systems International Inc.	1,541	88
* Diodes Inc.	1,910	88
* NetScout Systems Inc.	3,408	86
Progress Software Corp.	2,022	85
* Appfolio Inc.	741	84
* Knowles Corp.	3,794	83
InterDigital Inc.	1,459	83
* Verra Mobility Corp. Class A	5,463	82
* FormFactor Inc.	3,479	80
* Ambarella Inc.	1,468	80
* Onto Innovation Inc.	2,267	76
* Workiva Inc. Class A	1,731	75
* Yext Inc.	4,343	75
* Alarm.com Holdings Inc.	1,691	74
NIC Inc.	3,137	71
KEMET Corp.	2,636	70
* ForeScout Technologies Inc.	1,932	69
* SVMK Inc.	3,993	68
* Rambus Inc.	5,156	67
* Covetrus Inc.	4,650	67
Methode Electronics Inc.	1,775	66
* Avaya Holdings Corp.	5,035	64
* Zuora Inc. Class A	3,956	63
* Perficient Inc.	1,482	63
* Appian Corp. Class A	1,453	63
* Groupon Inc. Class A	21,485	62
* TTM Technologies Inc.	4,637	62
* MaxLinear Inc.	3,069	61
* Inovalon Holdings Inc. Class A	3,324	60
* Altair Engineering Inc. Class A	1,794	59
Benchmark Electronics Inc.	1,724	59
* Virtusa Corp.	1,300	58
* MicroStrategy Inc. Class A	376	57
* iRobot Corp.	1,290	56
* Amkor Technology Inc.	4,618	56
* Infinera Corp.	8,232	53
* MACOM Technology Solutions Holdings Inc.	2,097	52
* ePlus Inc.	617	52
* Blucora Inc.	2,189	52
* Pluralsight Inc. Class A	2,995	51
AVX Corp.	2,315	47
* Tenable Holdings Inc.	1,718	47
* 3D Systems Corp.	5,423	46
Xperi Corp.	2,297	45
* Dynatrace Inc.	1,676	45

TiVo Corp.	5,667	44
Switch Inc.	2,801	44
* Model N Inc.	1,432	44
* Bandwidth Inc. Class A	778	44
* Stratasys Ltd.	2,333	43
* ScanSource Inc.	1,208	43
* Upland Software Inc.	1,101	43
Comtech Telecommunications Corp.	1,112	42
* Cision Ltd.	4,177	42
CTS Corp.	1,493	41
* SolarWinds Corp.	2,081	40
Ebix Inc.	1,131	39
* Ultra Clean Holdings Inc.	1,749	39
Plantronics Inc.	1,523	39
* Extreme Networks Inc.	5,468	38
* Eventbrite Inc. Class A	1,747	38
* Carbonite Inc.	1,617	37
* Photronics Inc.	3,143	37
* Parsons Corp.	912	36
* NETGEAR Inc.	1,444	36
* Harmonic Inc.	4,278	35
* Ichor Holdings Ltd.	1,088	34
Presidio Inc.	2,074	34
* Axcelis Technologies Inc.	1,588	34
Cohu Inc.	1,891	34
* Veeco Instruments Inc.	2,387	33
* Benefitfocus Inc.	1,346	32
* Vocera Communications Inc.	1,455	32
* Glu Mobile Inc.	5,562	31
* nLight Inc.	1,541	31
* Digital Turbine Inc.	3,443	31
* Upwork Inc.	2,581	30
Maxar Technologies Inc.	2,843	30
* OneSpan Inc.	1,545	29
* TechTarget Inc.	1,050	28
QAD Inc. Class A	543	28
* Tucows Inc. Class A	474	27
* CEVA Inc.	1,012	26
* Unisys Corp.	2,278	26
* TrueCar Inc.	4,870	26
PC Connection Inc.	518	26
* Diebold Nixdorf Inc.	3,503	25
* Cerence Inc.	1,628	25
* Evolent Health Inc. Class A	3,469	25
* Agilysys Inc.	951	24
* Medallia Inc.	721	22
* Anterix Inc.	514	22
* Impinj Inc.	683	22
* PDF Solutions Inc.	1,354	21
* Limelight Networks Inc.	4,976	21
* Digi International Inc.	1,191	21
ADTRAN Inc.	2,287	21
American Software Inc. Class A	1,329	21
* Loral Space & Communications Inc.	620	21
* MobileIron Inc.	4,265	21
* Zix Corp.	2,643	20
* Digimarc Corp.	598	19

*	SMART Global Holdings Inc.	624	19
	Simulations Plus Inc.	562	19
*	Kimball Electronics Inc.	1,060	19
*	Rubicon Project Inc.	2,224	18
*	A10 Networks Inc.	2,694	18
*	Brightcove Inc.	1,962	18
*	Telaria Inc.	2,023	17
*	CalAmp Corp.	1,519	16
*	Meet Group Inc.	3,237	16
*	Calix Inc.	2,008	16
*	PAR Technology Corp.	516	16
*	PlayAGS Inc.	1,339	15
*	DSP Group Inc.	1,029	15
*	Domo Inc.	762	14
*	EverQuote Inc. Class A	396	14
*	NeoPhotonics Corp.	1,689	14
	NVE Corp.	217	14
*	Mitek Systems Inc.	1,852	13
*,^ GTT Communications Inc.		1,485	13
*	Intelligent Systems Corp.	300	13
*	Endurance International Group Holdings Inc.	3,209	13
*,^ Inseego Corp.		2,007	13
*	Ooma Inc.	868	12
*	ChannelAdvisor Corp.	1,206	11
*	PagerDuty Inc.	434	11
*	VirnetX Holding Corp.	3,054	11
*	ShotSpotter Inc.	423	10
*	Alpha & Omega Semiconductor Ltd.	864	10
	Daktronics Inc.	1,663	10
*	Iteris Inc.	1,854	10
*	Akoustis Technologies Inc.	1,231	9
*	KVH Industries Inc.	798	9
*	GTY Technology Holdings Inc.	1,840	9
*	Immersion Corp.	1,279	9
*	Avid Technology Inc.	1,084	9
*	Applied Optoelectronics Inc.	793	8
*	Adesto Technologies Corp.	1,166	8
	Bel Fuse Inc. Class B	501	8
*	Telenav Inc.	1,416	8
*	Ribbon Communications Inc.	2,678	8
*	Synchronoss Technologies Inc.	1,706	8
*	comScore Inc.	1,848	8
*	eGain Corp.	949	7
*	Clearfield Inc.	498	7
*	AXT Inc.	1,968	6
*	GSI Technology Inc.	789	6
*	Casa Systems Inc.	1,540	6
*	Rimini Street Inc.	1,259	5
*	Airgain Inc.	511	5
*	SecureWorks Corp. Class A	401	5
	TESSCO Technologies Inc.	402	4
*	DASAN Zhone Solutions Inc.	500	4
*	Acacia Research Corp.	1,000	3
*	Travelzoo	262	3
*	Phunware Inc.	1,984	3
*	Coda Octopus Group Inc.	337	2
*	Cambium Networks Corp.	327	2

* Datadog Inc. Class A	53	2
* Pareteum Corp.	4,185	2
* Ideanomics Inc.	1,985	2
* Ping Identity Holding Corp.	70	2
* Leaf Group Ltd.	161	1
		325,573
Utilities (5.1%)
AT&T Inc.	340,125	12,714
Verizon Communications Inc.	192,870	11,618
NextEra Energy Inc.	22,270	5,207
Dominion Energy Inc.	37,277	3,098
Southern Co.	48,363	2,998
Duke Energy Corp.	33,829	2,983
American Electric Power Co. Inc.	23,002	2,101
Exelon Corp.	45,268	2,010
Sempra Energy	12,813	1,887
Xcel Energy Inc.	23,822	1,465
Public Service Enterprise Group Inc.	23,353	1,385
Consolidated Edison Inc.	15,407	1,339
WEC Energy Group Inc.	14,734	1,306
Eversource Energy	14,976	1,238
FirstEnergy Corp.	24,799	1,183
PPL Corp.	33,768	1,149
* T-Mobile US Inc.	14,579	1,145
Edison International	16,294	1,126
Entergy Corp.	9,274	1,079
DTE Energy Co.	8,539	1,067
American Water Works Co. Inc.	8,450	1,023
Ameren Corp.	11,440	850
CMS Energy Corp.	13,248	812
CenturyLink Inc.	50,606	733
Evergy Inc.	10,991	695
AES Corp.	30,952	585
Atmos Energy Corp.	5,471	585
Alliant Energy Corp.	11,014	584
CenterPoint Energy Inc.	23,441	576
Vistra Energy Corp.	19,774	525
NRG Energy Inc.	11,766	467
NiSource Inc.	17,358	459
Pinnacle West Capital Corp.	5,213	456
Aqua America Inc.	10,037	444
UGI Corp.	9,705	423
OGE Energy Corp.	9,242	389
* Zayo Group Holdings Inc.	10,411	356
* GCI Liberty Inc. Class A	4,585	326
IDACORP Inc.	2,345	246
Portland General Electric Co.	4,143	230
Hawaiian Electric Industries Inc.	5,040	220
Black Hills Corp.	2,828	217
ONE Gas Inc.	2,426	216
ALLETE Inc.	2,403	193
Southwest Gas Holdings Inc.	2,525	191
* PG&E Corp.	24,790	185
Spire Inc.	2,309	179
PNM Resources Inc.	3,689	179
New Jersey Resources Corp.	4,130	176
National Fuel Gas Co.	3,825	172

	NorthWestern Corp.	2,337	167
*	Sprint Corp.	26,613	158
	American States Water Co.	1,701	145
	Avista Corp.	3,058	145
	Ormat Technologies Inc.	1,850	142
	South Jersey Industries Inc.	4,324	135
	Avangrid Inc.	2,651	129
	El Paso Electric Co.	1,886	128
	MGE Energy Inc.	1,632	127
	Cogent Communications Holdings Inc.	1,959	123
	California Water Service Group	2,243	115
	Pattern Energy Group Inc. Class A	4,116	113
	Telephone & Data Systems Inc.	4,696	111
*	Iridium Communications Inc.	4,628	108
	Northwest Natural Holding Co.	1,421	98
*	8x8 Inc.	4,375	90
	SJW Group	1,234	87
	Shenandoah Telecommunications Co.	2,248	84
*	Vonage Holdings Corp.	10,546	83
*	Evoqua Water Technologies Corp.	3,509	66
	Clearway Energy Inc.	3,336	66
	Chesapeake Utilities Corp.	714	65
	Middlesex Water Co.	740	46
	Unitil Corp.	677	41
	Clearway Energy Inc. Class A	1,733	33
	ATN International Inc.	521	29
	York Water Co.	583	26
*	United States Cellular Corp.	720	24
*	Boingo Wireless Inc.	2,045	24
*	Intelsat SA	3,054	19
*	AquaVenture Holdings Ltd.	650	14
*	ORBCOMM Inc.	3,564	14
*	Cincinnati Bell Inc.	2,100	14
	Artesian Resources Corp. Class A	356	13
*	Pure Cycle Corp.	982	12
	Consolidated Water Co. Ltd.	712	12
	Consolidated Communications Holdings Inc.	3,248	12
*	Gogo Inc.	2,291	12
	Spok Holdings Inc.	888	11
*	Atlantic Power Corp.	4,607	11
	RGC Resources Inc.	351	10
*	Cadiz Inc.	628	7
	Spark Energy Inc. Class A	617	7
	Genie Energy Ltd. Class B	824	7
	Global Water Resources Inc.	467	6
*,^ Frontier Communications Corp.		3,734	3
			73,682
Total Common Stocks (Cost $1,083,939)			1,446,122

	Coupon
Temporary Cash Investments (0.3%)1
Money Market Fund (0.3%)
3,4 Vanguard Market Liquidity Fund	1.841%		33,267	3,327

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
5 United States Treasury Bill	1.527%	4/30/20	400	398
Total Temporary Cash Investments (Cost $3,725)				3,725
Total Investments (99.9%) (Cost $1,087,664)				1,449,847
Other Assets and Liabilities-Net (0.1%)4				1,526
Net Assets (100%)				1,451,373

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $678,000.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund's benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Collateral of $767,000 was received for securities on loan.
5 Securities with a value of $206,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)

		Number of		Value and
		Long)		Unrealized
		(Short	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2019	18	2,829	111
E-mini Russell 2000 Index	December 2019	27	2,192	48
				159

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by

Russell 3000 Index Fund

methods deemed by the board of trustees to represent fair value.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,446,116	—	6

Russell 3000 Index Fund

Temporary Cash Investments	3,327	398	—
Futures Contracts—Liabilities[1]	(24)	—	—
Total	1,449,419	398	6
1 Represents variation margin on the last day of the reporting period.